UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.

(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100 West Conshohocken, PA	19428
(Address of chief executive offices)	(Zip code)

Richard J. Flannery
President and Chief Executive Officer
TIFF Investment Program, Inc.
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428

with a copy to:
Bruce G. Leto
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000
Date of fiscal year end:	12/31/09
Date of reporting period:	01/01/09 – 06/30/09

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2009 (Unaudited)	A Report of the TIFF INVESTMENT PROGRAM
About TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) comprises a family of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

MAF, IEF, and USEF operate primarily on a multi-manager basis. With respect to such funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors, and for MAF, TAS has responsibility for the all important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of the fund's assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2009. Discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

For Further Information

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 26, 2009

Copyright © 2009 ■ All rights reserved ■ This report may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund
June 30, 2009
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Including Interest and Dividend Expense*			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the Period 1/1/09 – 6/30/09	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the Period 1/1/09 – 6/30/09
1) Actual	$1,000	$1,087.60	$2.85	$1,000	$1,087,60	$2.64
2) Hypothetical	$1,000	$1,022.07	$2.76	$1,000	$1,022.27	$2.56
*	Expenses are equal to the fund’s annualized expense ratio of 0.55% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.51%. The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.
**	Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

Pro Forma Expense Information

As described in the section of this report entitled Approval of the Advisory Agreements and Money Manager Agreements, the Board approved (a) a new money manager agreement for Multi-Asset Fund with new money manager Southeastern Asset Management, Inc. (“Southeastern”), effective June 18, 2009, and (b) an amendment to the money manager agreement with Wellington Management Company, LLP (“Wellington Management”), effective June 25, 2009. Had Southeastern and Wellington Management served as money managers for MAF during the full six-month period under the new arrangements (see Note 4 to the Financial Statements), the annualized expense ratio including interest and dividend expense would have been 0.63% and the expenses paid under the actual and hypothetical scenarios would have been $3.26 and $3.16, respectively. Excluding interest and dividend expense, pro forma expenses incurred by the fund would have been 0.59% and the expenses paid under the actual and hypothetical scenarios would have been $3.05 and $2.96, respectively. The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.

TIFF Multi-Asset Fund
June 30, 2009
Financial Highlights

	Six Months Ended 6/30/09 (unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$11.70		$16.65	$16.29	$14.92	$14.24	$13.19
Income (loss) from investment operations
Net investment income (a)	0.06		0.40	0.44	0.36	0.26	0.20
Net realized and unrealized gain (loss) on investments	0.93		(4.68)	1.73	2.03	1.38	1.67
Total from investment operations	0.99		(4.28)	2.17	2.39	1.64	1.87
Less distributions from
Net investment income	(0.07)		(0.37)	(0.80)	(0.49)	(0.45)	(0.28)
Net realized gains	—		(0.05)	(1.03)	(0.56)	(0.53)	(0.57)
Return of capital	(0.13)		(0.28)	—	—	—	—
Total distributions	(0.20)		(0.70)	(1.83)	(1.05)	(0.98)	(0.85)
Entry/exit fee per share (a)	0.01		0.03	0.02	0.03	0.02	0.03
Net asset value, end of year	$12.50		$11.70	$16.65	$16.29	$14.92	$14.24
Total return (b)	8.76	%(c)	(25.98)%	13.53%	16.53%	11.73%	14.57%
Ratios/supplemental data
Net assets, end of year (000s)	$2,287,937		$2,079,472	$2,218,641	$1,599,583	$1,058,133	$705,800
Ratio of expenses to average net assets (d)	0.55	%(e)	0.53%	0.70%	0.67%	0.86%	0.77%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.51	%(e)	0.44%	0.60%	0.53%	0.71%	0.72%
Ratio of net investment income to average net assets	1.12	%(e)	2.71%	2.54%	2.26%	1.75%	1.45%
Portfolio turnover	77.45	%(c)	112.12%	70.85%	61.82%	72.70%	103.35%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2009

	Number of Shares	Value
Investments — 106.2% of net assets
Common Stocks — 40.6%
US Common Stocks — 19.0%
Aerospace & Defense — 0.2%
AAR Corp. (a)	100,000	$1,605,000
Goodrich Corp.	5,400	269,838
L-3 Communications Holdings, Inc.	5,300	367,714
Northrop Grumman Corp.	16,757	765,460
Raytheon Co.	32,738	1,454,549
		4,462,561
Air Freight & Logistics — 0.2%
FedEx Corp.	100,000	5,562,000
Airlines — 0.1%
AMR Corp. (a)	189,523	761,882
Delta Air Lines, Inc. (a)	224,258	1,298,454
US Airways Group, Inc. (a)	127,419	309,628
		2,369,964
Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a)	690,543	5,524
Beverages — 0.1%
Coca-Cola Enterprises, Inc.	8,700	144,855
Constellation Brands, Inc., Class A (a)	170,600	2,163,208
PepsiCo, Inc.	5,800	318,768
		2,626,831
Biotechnology — 0.0%
Amgen, Inc. (a)	11,400	603,516
Biogen Idec, Inc. (a)	5,400	243,810
Gilead Sciences, Inc. (a)	2,800	131,152
		978,478
Capital Markets — 0.2%
Ameriprise Financial, Inc.	15,663	380,141
Franklin Resources, Inc.	5,100	367,251
Goldman Sachs Group, Inc. (The)	1,200	176,928
Legg Mason, Inc.	107,700	2,625,726
Morgan Stanley	9,000	256,590
T. Rowe Price Group, Inc.	8,000	333,360
TD Ameritrade Holding Corp. (a)	19,100	335,014
		4,475,010
Chemicals — 0.2%
Ecolab, Inc.	9,500	370,405
International Flavors & Fragrances, Inc.	29,500	965,240
Nalco Holding Co.	130,000	2,189,200
Scotts Miracle-Gro Co. (The), Class A	41,195	1,443,885
		4,968,730
Commercial Banks — 0.1%
Preferred Bank/Los Angeles CA	91,765	348,707

	Number of Shares	Value
South Financial Group, Inc. (The)	132,000	$157,080
Wells Fargo & Co.	41,333	1,002,739
		1,508,526
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	34,415	754,721
Viad Corp.	93,964	1,618,060
		2,372,781
Communications Equipment — 0.1%
Cisco Systems, Inc. (a)	29,000	540,560
EMS Technologies, Inc. (a)	57,592	1,203,673
QUALCOMM, Inc.	4,000	180,800
		1,925,033
Computers & Peripherals — 0.6%
Apple, Inc. (a)	2,800	398,804
Dell, Inc. (a)	580,090	7,964,636
Hewlett-Packard Co.	105,879	4,092,223
International Business Machines Corp. (IBM)	4,000	417,680
QLogic Corp. (a)	100,000	1,268,000
Western Digital Corp. (a)	6,800	180,200
		14,321,543
Construction & Engineering — 0.1%
KBR, Inc.	70,000	1,290,800
Consumer Finance — 0.0%
American Express Co.	32,190	748,096
Distributors — 0.1%
Genuine Parts Co.	92,700	3,111,012
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	3,900	277,368
DeVry, Inc.	30,400	1,521,216
H&R Block, Inc.	8,800	151,624
ITT Educational Services, Inc. (a)	20,000	2,013,200
Sotheby's	80,282	1,132,779
		5,096,187
Diversified Financial Services — 0.3%
Bank of America Corp.	388,048	5,122,234
Citigroup, Inc.	80,618	239,435
J.G. Wentworth Inc. (b) (c)	30,400	—
JPMorgan Chase & Co.	2,897	98,817
Moody's Corp.	54,280	1,430,278
NYSE Euronext	13,600	370,600
		7,261,364
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	119,900	2,978,316
Cincinnati Bell, Inc. (a)	445,868	1,266,265
FairPoint Communications, Inc.	2,195	1,317
General Communications, Inc., Class A (a)	292,615	2,027,822

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Level 3 Communications, Inc. (a)	661,226	$998,451
Verizon Communications, Inc.	104,900	3,223,577
		10,495,748
Electric Utilities — 0.1%
Edison International	11,900	374,374
FirstEnergy Corp.	8,200	317,750
NV Energy, Inc.	219,000	2,363,010
		3,055,134
Electrical Equipment — 0.1%
Baldor Electric Co.	60,800	1,446,432
Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	228,129	3,579,344
Rogers Corp. (a)	40,000	809,200
		4,388,544
Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	93,287	3,399,378
Cal Dive International, Inc. (a)	252,000	2,174,760
Halliburton Co.	110,700	2,291,490
Parker Drilling Co. (a)	142,500	618,450
Smith International, Inc.	9,277	238,883
Tidewater, Inc.	25,500	1,093,185
		9,816,146
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	152,531	6,970,666
CVS Caremark Corp.	4,800	152,976
Kroger Co. (The)	94,794	2,090,208
Safeway, Inc.	17,500	356,475
Sysco Corp.	16,000	359,680
Wal-Mart Stores, Inc.	2,600	125,944
		10,055,949
Food Products — 0.5%
Archer-Daniels-Midland Co.	16,200	433,674
Campbell Soup Co.	7,800	229,476
ConAgra Foods, Inc.	198,600	3,785,316
General Mills, Inc.	37,800	2,117,556
H.J. Heinz Co.	103,700	3,702,090
		10,268,112
Gas Utilities — 0.2%
EQT Corp.	98,200	3,428,162
Health Care Equipment & Supplies — 0.2%
Accuray, Inc. (a)	176,694	1,178,549
Cooper Companies, Inc. (The)	62,400	1,543,152
Kinetic Concepts, Inc. (a)	75,000	2,043,750
		4,765,451
Health Care Providers & Services — 0.3%
Aetna, Inc.	7,500	187,875
AmerisourceBergen Corp.	18,200	322,868

	Number of Shares	Value
Brookdale Senior Living, Inc.	225,700	$2,198,318
Cardinal Health, Inc.	10,800	329,940
Health Management Associates, Inc., Class A (a)	64,283	317,558
Humana, Inc. (a)	4,200	135,492
Lincare Holdings, Inc. (a)	90,000	2,116,800
McKesson Corp.	10,800	475,200
UnitedHealth Group, Inc.	17,600	439,648
WellPoint, Inc. (a)	11,100	564,879
		7,088,578
Hotels, Restaurants & Leisure — 0.4%
California Pizza Kitchen, Inc. (a)	70,400	935,616
McDonald's Corp.	3,900	224,211
Orient-Express Hotels Ltd., Class A	157,700	1,338,873
Ruby Tuesday, Inc. (a)	144,800	964,368
Starwood Hotels & Resorts Worldwide, Inc.	86,800	1,926,960
Yum! Brands, Inc.	127,300	4,244,182
		9,634,210
Household Durables — 0.3%
American Greetings Corp., Class A	126,641	1,479,167
D.R. Horton, Inc.	135,200	1,265,472
KB Home	203,232	2,780,213
Mohawk Industries, Inc. (a)	2,007	71,610
Pulte Homes, Inc.	180,207	1,591,228
		7,187,690
Household Products — 0.0%
Kimberly-Clark Corp.	3,200	167,776
Procter & Gamble Co. (The)	15,400	786,940
		954,716
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (a)	16,800	195,048
Industrial Conglomerates — 0.2%
3M Co.	43,900	2,638,390
General Electric Co.	194,900	2,284,228
		4,922,618
Insurance — 0.7%
Aflac, Inc.	14,200	441,478
Allstate Corp. (The)	12,000	292,800
Berkshire Hathaway, Inc., Class B (a)	1,565	4,531,817
Brown & Brown, Inc.	125,000	2,491,250
Chubb Corp.	9,500	378,860
Everest Re Group Ltd.	71,600	5,124,412
MBIA, Inc. (a)	219,947	952,371
Mercury General Corp.	26,816	896,459
Progressive Corp. (The) (a)	19,000	287,090
Prudential Financial, Inc.	4,000	148,880
Travelers Companies, Inc. (The)	11,700	480,168
Unum Group	9,200	145,912
		16,171,497

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	36,735	$3,073,250
Blue Nile, Inc. (a)	56,305	2,420,552
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (d)	69,440	347,895
Priceline.com, Inc. (a)	35,957	4,011,003
		9,852,700
Internet Software & Services — 0.1%
eBay, Inc. (a)	92,877	1,590,983
Google, Inc., Class A (a)	1,200	505,908
		2,096,891
IT Services — 0.3%
CACI International, Inc., Class A (a)	41,200	1,759,652
Computer Sciences Corp. (a)	4,200	186,060
DST Systems, Inc. (a)	18,037	666,467
Forrester Research, Inc. (a)	13,343	327,571
Gartner Group, Inc., Class A (a)	191,628	2,924,243
Visa, Inc., Class A	2,200	136,972
Western Union Co. (The)	9,100	149,240
		6,150,205
Machinery — 0.1%
Cummins, Inc.	9,900	348,579
Dover Corp.	9,800	324,282
John Bean Technologies Corp.	98,800	1,236,976
Parker-Hannifin Corp.	4,200	180,432
		2,090,269
Media — 1.6%
Ascent Media Corp., Series A (a)	4,081	108,473
Cablevision Systems Corp.	438,916	8,519,360
CBS Corp., Class A	26,253	182,458
CBS Corp., Class B	171,481	1,186,648
CC Media Holdings, Inc., Class A (a) (b)	88,498	88,498
Comcast Corp., Class A	9,900	143,451
DIRECTV Group, Inc. (The) (a)	227,500	5,621,525
Discovery Communications, Inc., Series A (a)	40,056	903,263
Discovery Communications, Inc., Series C (a)	40,166	824,608
John Wiley & Sons, Inc., Class A	10,000	332,500
Liberty Global, Inc., Class A (a)	155,485	2,470,657
Liberty Global, Inc., Class C (a)	128,192	2,026,715
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (d)	248,952	6,659,466
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (d)	14,464	196,132
Live Nation, Inc. (a)	313,500	1,523,610
Omnicom Group, Inc.	4,800	151,584
Primedia, Inc.	129,268	259,829
Sun-Times Media Group, Inc. (a)	41,415	414

	Number of Shares	Value
Time Warner Cable, Inc.	8,855	$280,438
Time Warner, Inc.	35,283	888,779
Walt Disney Co. (The)	221,000	5,155,930
		37,524,338
Metals & Mining — 0.2%
Alcoa, Inc.	165,600	1,710,648
Haynes International, Inc. (a)	90,500	2,144,850
Southern Copper Corp.	18,200	372,008
		4,227,506
Multi-Utilities — 0.1%
DTE Energy Co.	5,500	176,000
OGE Energy Corp.	37,000	1,047,840
Public Service Enterprise Group, Inc.	5,400	176,202
Sempra Energy	8,300	411,929
		1,811,971
Multiline Retail — 0.1%
Big Lots, Inc. (a)	60,000	1,261,800
Saks, Inc. (a)	163,600	724,748
		1,986,548
Office Electronics — 0.2%
Xerox Corp.	358,756	2,324,739
Zebra Technologies Corp., Class A (a)	81,500	1,928,290
		4,253,029
Oil, Gas & Consumable Fuels — 3.0%
Berry Petroleum Co., Class A	20,000	371,800
Chesapeake Energy Corp.	530,200	10,513,866
Chevron Corp.	82,500	5,465,625
ConocoPhillips	97,068	4,082,680
Consol Energy, Inc.	131,900	4,479,324
Denbury Resources, Inc. (a)	216,800	3,193,464
Devon Energy Corp.	46,400	2,528,800
Encore Acquisition Co. (a)	69,900	2,156,415
EOG Resources, Inc.	100,400	6,819,168
Exxon Mobil Corp.	84,660	5,918,581
Forest Oil Corp. (a)	30,000	447,600
Marathon Oil Corp.	130,713	3,938,383
Murphy Oil Corp.	6,700	363,944
Newfield Exploration Co. (a)	54,900	1,793,583
Noble Energy, Inc.	46,800	2,759,796
Peabody Energy Corp.	85,200	2,569,632
Stone Energy Corp. (a)	32,506	241,194
Valero Energy Corp.	223,600	3,776,604
Williams Cos., Inc. (The)	117,800	1,838,858
XTO Energy, Inc.	113,457	4,327,250
		67,586,567
Paper & Forest Products — 0.2%
International Paper Co.	176,800	2,674,984
Weyerhaeuser Co.	45,500	1,384,565
		4,059,549

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	43,706	$1,427,875
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	26,397	536,123
Eli Lilly & Co.	4,500	155,880
Forest Laboratories, Inc. (a)	13,400	336,474
Johnson & Johnson	42,700	2,425,360
Merck & Co., Inc.	107,500	3,005,700
Pfizer, Inc.	235,200	3,528,000
Salix Pharmaceuticals Ltd. (a)	17,000	167,790
Schering-Plough Corp.	13,460	338,115
Wyeth	89,500	4,062,405
		14,555,847
Professional Services — 0.1%
Watson, Wyatt Worldwide, Inc., Class A	59,915	2,248,610
Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	1,750,000	1,496,250
Apartment Investment & Management Co., Class A	229,700	2,032,845
Ashford Hospitality Trust, Inc.	297,700	836,537
BioMed Realty, LP (e)	4,000,000	3,380,000
Boston Properties, Inc.	103,900	4,956,030
Brandywine Realty Trust	145,800	1,086,210
Camden Property Trust	136,400	3,764,640
CapitaCommerical Trust (Singapore)	3,445,000	1,936,745
CBL & Associates Properties, Inc.	127,400	686,686
Cominar Real Estate Investment Trust(Canada)	122,600	1,631,645
Corporate Office Properties Trust	35,100	1,029,483
DiamondRock Hospitality Co.	322,426	2,018,387
Digital Realty Trust, Inc.	22,600	810,210
Douglas Emmett, Inc.	140,400	1,262,196
Duke Realty Corp., Series K	14,400	192,960
Duke Realty Corp., Series N	3,800	55,024
Duke Realty Corp., Series O	2,800	49,168
EastGroup Properties, Inc.	46,800	1,545,336
Entertainment Properties Trust	43,900	904,340
Essex Property Trust, Inc., Series ESS	50,200	762,413
First Industrial Realty Trust, Inc.	145,412	632,542
Gramercy Capital Corp. (a)	355,400	572,194
Gramercy Capital Corp., Series A (a)	78,900	473,400
HCP, Inc.	49,700	1,053,143
Health Care REIT, Inc.	31,900	1,087,790
Host Hotels & Resorts, Inc.	498,700	4,184,093
Inland Real Estate Corp.	1,900,000	1,567,500
iStar Financial, Inc.	255,700	726,188
iStar Financial, Inc., Series D (a)	6,300	45,360
iStar Financial, Inc., Series E (a)	43,300	309,595
iStar Financial, Inc., Series F (a)	32,800	233,208

	Number of Shares	Value
iStar Financial, Inc., Series G	2,300	$16,330
iStar Financial, Inc., Series I (a)	800	5,360
Macerich Co. (The)	274,022	4,825,527
Mid-America Apartment Communities, Inc.	57,500	2,110,825
ProLogis	64,700	521,482
Public Storage	28,800	1,885,824
Simon Property Group, Inc.	133,591	6,870,585
SL Green Realty Corp.	285,466	6,548,590
Sunstone Hotel Investors, Inc.	279,600	1,495,860
Sunstone Hotel Investors, Inc., Series A (a)	217,600	3,274,880
Taubman Centers, Inc., Series G (a)	10,300	197,245
		69,074,626
Real Estate Management & Development — 0.3%
CB Richard Ellis Group Inc., Class A (a)	246,583	2,308,017
Forest City Enterprises, Inc., Class A	483,100	3,188,460
Guangzhou R&F Properties Co. Ltd., Class H	325,100	723,648
		6,220,125
Road & Rail — 0.3%
Avis Budget Group, Inc. (a)	267,700	1,512,505
CSX Corp.	5,000	173,150
Kansas City Southern (a)	221,537	3,568,961
Norfolk Southern Corp.	5,600	210,952
Union Pacific Corp.	8,700	452,922
		5,918,490
Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	67,229	1,901,908
Intel Corp.	16,700	276,385
LSI Corp. (a)	292,064	1,331,812
Texas Instruments, Inc.	25,700	547,410
		4,057,515
Software — 0.5%
Jack Henry & Associates, Inc.	100,000	2,075,000
Microsoft Corp.	289,856	6,889,877
Oracle Corp.	20,300	434,826
Parametric Technology Corp. (a)	140,276	1,639,827
Symantec Corp. (a)	24,800	385,888
		11,425,418
Specialty Retail — 0.2%
AutoZone, Inc. (a)	800	120,888
Blockbuster, Inc., Class B (a)	146,876	57,282
Gap, Inc. (The)	24,200	396,880
Home Depot, Inc. (The)	8,100	191,403
PetSmart, Inc.	108,000	2,317,680
Ross Stores, Inc.	3,600	138,960
Sally Beauty Holdings, Inc. (a)	140,000	890,400
Sherwin-Williams Co. (The)	4,972	267,245

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
TJX Companies, Inc. (The)	14,600	$459,316
		4,840,054
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	16,100	432,768
Hanesbrands, Inc. (a)	130,850	1,964,058
		2,396,826
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	29,700	394,713
MGIC Investment Corp.	88,882	391,081
Washington Mutual, Inc.	33,600	3,393
		789,187
Tobacco — 0.1%
Altria Group, Inc.	39,858	653,273
Philip Morris International, Inc.	29,791	1,299,483
Reynolds American, Inc.	8,400	324,408
		2,277,164
Wireless Telecommunication Services — 0.1%
NII Holdings, Inc., Class B (a)	64,930	1,238,215
Total US Common Stocks (Cost $507,757,471)		435,068,000
Foreign Common Stocks — 21.6%
Australia — 0.7%
Alumina Ltd.	2,399,643	2,754,273
Amcor Ltd.	407,141	1,634,685
Australia and New Zealand Banking Group Ltd.	51,350	678,830
BHP Billiton Ltd.	34,832	954,655
Caltex Australia Ltd.	21,820	242,430
Foster's Group Ltd.	384,486	1,593,597
Iluka Resources Ltd. (a)	23,767	54,564
National Australia Bank Ltd.	102,170	1,839,478
Santos Ltd.	68,116	800,194
Telstra Corp. Ltd.	975,854	2,662,682
Wesfarmers Ltd.	107,530	1,957,441
		15,172,829
Austria — 0.0%
BWIN Interactive Entertainment AG (a)	2,784	121,660
Oesterreichische Post AG	6,043	173,506
		295,166
Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	16,829	74,553
Belgium — 0.0%
Fortis (a)	131,425	448,082
Fortis, Strip VVPR (a) (b)	39,332	55
InBev NV	13,367	483,920
		932,057

	Number of Shares	Value
Bermuda — 0.1%
Lazard Ltd., Class A	55,555	$1,495,541
Brazil — 0.7%
Companhia de Concessoes Rodoviarias	76,100	1,220,629
LPS Brasil Consultoria de Imoveis SA (a)	380,600	2,068,584
Petroleo Brasileiro SA – ADR	132,600	5,433,948
Vale SA — ADR	522,300	8,017,305
		16,740,466
Canada — 2.4%
AbitibiBowater, Inc.	66,735	34,998
Ace Aviation Holdings, Inc., Class A (a)	127,000	578,687
Barrick Gold Corp.	73,216	2,456,397
BCE, Inc.	42,695	880,953
Bell Aliant Regional Communications Income Fund (b) (c) (f)	1,558	35,295
Bombardier, Inc., Class B	1,278,300	3,791,544
Cameco Corp.	139,600	3,573,760
Canadian Natural Resources Ltd.	158,300	8,327,711
Catalyst Paper Corp. (a)	352,814	51,565
EnCana Corp.	117,400	5,820,795
Fairfax Financial Holdings Ltd.	20,500	5,114,545
Fraser Papers, Inc. (a)	101,580	5,677
Groupe Aeroplan, Inc.	48,705	345,455
Imperial Oil Ltd.	77,900	3,021,836
Jazz Air Income Fund (b) (c) (f)	8,875	25,027
Nortel Networks Corp. (a)	22,767	993
Onex Corp.	25,500	438,464
Petro-Canada – TSE Shares	71,142	2,747,452
Research In Motion Ltd. (a)	2,200	156,310
Rogers Communications, Inc., Class B – TSE Shares	230,600	5,927,817
Shaw Communications, Inc., Class B	8,800	148,368
Suncor Energy, Inc.	199,168	6,056,461
Talisman Energy, Inc.	211,900	3,044,189
Ultra Petroleum Corp. (a)	47,200	1,840,800
		54,425,099
China — 0.4%
China Construction Bank Corp., Class H	2,418,000	1,866,276
E-House China Holdings Ltd. – ADS (a)	257,100	3,969,624
Home Inns & Hotels Management, Inc. – ADR (a)	135,200	2,148,328
Tsingtao Brewery Co. Ltd., Class H	656,000	2,078,158
		10,062,386

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Denmark — 0.2%
Bang & Olufsen A/S, Class B	9,300	$63,483
Carlsberg A/S, Class B	4,651	298,957
Coloplast A/S, Class B	10,036	691,481
Danske Bank A/S (a)	6,767	116,807
GN Store Nord A/S (GN Great Nordic) (a)	130,360	521,591
Novo Nordisk A/S, Class B	8,998	489,060
Vestas Wind Systems A/S (a)	20,330	1,461,479
William Demant Holding (a)	17,299	895,369
		4,538,227
Finland — 0.2%
Metso Oyj	45,762	857,177
Nokia Oyj	17,044	248,734
Sampo Oyj, Class A	73,892	1,394,374
Tieto Oyj	19,387	258,331
UPM-Kymmene Oyj	61,962	540,021
Wartsila Oyj Corp.	3,774	121,910
		3,420,547
France — 1.4%
Accor SA	131,000	5,209,274
Alcatel Lucent – SPADR (a)	155,348	385,263
Atos Origin SA (a)	7,054	239,495
AXA SA	36,529	690,593
BNP Paribas	15,011	974,121
Carrefour SA	107,788	4,610,889
Compagnie de Saint-Gobain	6,570	219,677
France Telecom SA	92,670	2,105,482
GDF Suez, Strip VVPR (a) (b)	9,765	14
Groupe Eurotunnel SA Registered (a)	18,278	103,836
Lagardere S.C.A.	3,142	104,579
Legrand SA	40,500	884,806
Neopost SA	9,737	875,591
SA des Ciments Vicat	2,824	162,442
Sanofi-Aventis	17,867	1,050,779
SCOR SE	28,037	575,797
Societe BIC SA	4,751	272,870
Societe Generale, Class A	42,755	2,332,689
Thales SA	18,428	824,662
Total SA	98,235	5,320,619
Total SA – SPADR	103,400	5,607,382
		32,550,860
Germany — 0.5%
BASF SE	30,999	1,236,438
Bayer AG	2,831	152,014
Bayerische Motoren Werke AG	14,256	538,408
Daimler AG Registered	37,151	1,344,195
Deutsche Bank AG Registered	3,314	201,666
Deutsche Post AG	21,806	285,010
Deutsche Telekom AG	188,272	2,225,101

	Number of Shares	Value
Deutsche Wohnen AG (a)	37,700	$526,273
E.ON AG	37,929	1,346,265
Fresenius Medical Care AG & Co.	37,280	1,663,749
RWE AG	29,561	2,333,677
Siemens AG Registered	3,645	252,345
		12,105,141
Hong Kong — 1.7%
Asia Satellite Telecommunications Holdings Ltd.	47,000	53,621
Cheung Kong Holdings Ltd.	348,000	3,980,590
China Mobile Ltd.	117,000	1,173,201
Esprit Holdings Ltd.	24,900	139,282
First Pacific Co.	3,088,000	1,784,019
Genting Singapore plc (a)	265,430	124,607
Henderson Land Development Co.	313,000	1,790,701
Hong Kong & Shanghai Hotels Ltd. (The)	981,116	994,677
Hong Kong Aircraft Engineering Co. Ltd.	57,200	669,220
Hongkong Electric Holdings Ltd.	203,500	1,131,993
Hongkong Land Holdings Ltd.	221,000	780,221
i-CABLE Communications Ltd. (a)	2,031,000	188,729
Jardine Matheson Holdings Ltd.	285,800	7,819,137
Jardine Strategic Holdings Ltd.	390,000	5,738,770
Midland Holdings Ltd.	1,464,000	884,847
New World Development Ltd.	2,532,624	4,571,572
Next Media Ltd.	1,444,000	197,579
Shangri-La Asia Ltd.	899,600	1,333,572
Silver Grant International Ltd.	562,000	83,728
SmarTone Telecommunications Holdings Ltd.	936,000	577,556
Sun Hung Kai Properties Ltd.	171,500	2,141,289
Television Broadcasts Ltd.	356,000	1,436,358
Wheelock & Co. Ltd.	490,000	1,260,853
		38,856,122
Indonesia — 0.2%
Bank Pan Indonesia Tbk PT (a)	21,744,207	1,401,596
Citra Marga Nusaphala Persada Tbk PT	326,000	29,942
Gudang Garam Tbk PT	348,500	427,869
Indofood Sukses Makmur Tbk PT	3,543,000	649,162
Matahari Putra Prima Tbk PT (a)	6,110,300	430,194
Semen Gresik (Persero) Tbk PT (a)	3,561,500	1,702,968
		4,641,731
Ireland — 0.0%
Anglo Irish Bank Corp Ltd.	38,180	—
CRH plc	8,857	203,057
DCC plc	8,959	185,011
Fyffes plc	454,644	210,924
Independent News & Media plc	292,220	102,468
Paddy Power plc	8,550	199,516
Total Produce plc	121,671	52,941
		953,917

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Italy — 0.5%
Banco Popolare Societa Cooperativa (a)	29,783	$222,410
Eni SpA – SPADR	41,200	1,953,292
Fiat SpA (a)	118,163	1,198,729
Finmeccanica SpA	12,315	173,777
Intesa Sanpaolo (a)	382,908	1,241,453
Luxottica Group SpA (a)	37,070	770,966
Luxottica Group SpA – SPADR (a)	32,900	683,662
Natuzzi SpA – SPADR (a)	4,400	8,360
Saipem SpA	56,462	1,378,265
UniCredit SpA (a)	1,329,757	3,406,792
		11,037,706
Japan — 3.0%
Ajinomoto Co., Inc.	53,000	418,812
Alfresa Holdings Corp.	6,700	308,384
Astellas Pharma, Inc.	72,900	2,575,122
Bank of Yokohama Ltd. (The)	48,000	255,658
Benesse Corp.	23,000	919,234
Canon, Inc.	78,600	2,558,192
Dai Nippon Printing Co. Ltd.	34,000	464,787
DAIICHIKOSHO Co. Ltd.	117,000	1,273,221
Dainippon Sumitomo Pharma Co. Ltd.	25,000	218,468
Daiwa Securities Group, Inc.	821,000	4,852,476
Denso Corp.	16,000	407,868
East Japan Railway Co.	7,000	421,515
Fujitsu Frontech Ltd.	7,100	71,420
Fukuoka Financial Group, Inc.	110,000	490,503
Hitachi Chemical Co. Ltd.	34,800	559,312
Hitachi Ltd.	120,000	371,668
Hitachi Metals Ltd.	15,000	126,601
Isetan Mitsukoshi Holdings Ltd.	51,000	517,800
Japan Petroleum Exploration Co.	28,000	1,544,917
JS Group Corp.	38,900	599,003
Kao Corp.	39,000	849,939
Kawasaki Heavy Industries Ltd.	229,000	627,629
KDDI Corp.	135	715,738
Kinden Corp.	38,000	332,954
Kyowa Hakko Kirin Co. Ltd.	49,000	552,636
Marui Group Co. Ltd.	40,500	284,040
Matsushita Electric Works Ltd.	71,114	671,293
Millea Holdings, Inc.	87,900	2,414,145
Mitsubishi Corp.	33,400	613,397
Mitsubishi Tanabe Pharma Corp.	28,000	321,786
Mitsubishi UFJ Financial Group, Inc.	138,400	850,771
Mizuho Financial Group, Inc.	184,000	427,946
Namco Bandai Holdings, Inc.	33,550	367,998
NEC Corp. (a)	8,000	31,234
Nintendo Co. Ltd.	400	110,082
Nippon Meat Packers, Inc.	17,000	214,399
Nippon Oil Corp.	59,000	347,277

	Number of Shares	Value
Nippon Suisan Kaisha Ltd.	77,500	$203,024
Nippon Telegraph & Telephone Corp.	24,200	984,648
NIPPONKOA Insurance Co. Ltd.	219,000	1,270,244
NISSIN FOODS HOLDINGS Co. Ltd.	31,000	939,153
Nitto Denko Corp.	82,900	2,511,991
Noritake Co. Ltd.	15,000	49,370
NSK Ltd.	55,000	277,656
NTT Data Corp.	68	219,280
NTT DoCoMo, Inc.	336	490,740
Obayashi Corp.	64,000	313,025
OLYMPUS Corp.	300,000	7,049,560
OMRON Corp.	10,500	150,983
Onward Holdings Co. Ltd.	26,000	167,434
Ricoh Co. Ltd.	17,000	217,765
Ryosan Co. Ltd.	4,600	107,912
SAZABY LEAGUE Ltd.	3,900	55,790
Secom Co. Ltd.	15,800	640,884
Sekisui House Ltd.	42,000	424,551
Seven & I Holdings Co. Ltd.	119,280	2,798,446
Shimizu Corp.	51,000	221,399
Shiseido Co. Ltd.	18,000	294,515
Sompo Japan Insurance, Inc.	968,000	6,426,666
Sony Corp.	14,800	382,320
Sumitomo Electric Industries Ltd.	69,900	783,592
Sumitomo Forestry Co. Ltd.	40,200	338,620
Sumitomo Metal Industries Ltd.	751,000	1,983,405
Sumitomo Mitsui Financial Group, Inc.	16,800	679,365
Taiyo Nippon Sanso Corp.	48,000	456,627
Takeda Pharmaceutical Co. Ltd.	68,100	2,646,136
TDK Corp.	4,300	200,998
Tokyo Electric Power Co., Inc. (The)	12,800	329,011
Tokyo Electron Ltd.	3,700	177,712
Tokyo Gas Co. Ltd.	181,000	647,081
Tokyo Ohka Kogyo Co. Ltd.	8,000	154,164
Toppan Forms Co. Ltd.	19,400	248,419
Toyo Seikan Kaisha Ltd.	22,100	465,752
Toyota Motor Corp.	14,200	536,821
West Japan Railway Co.	665	2,197,268
Yamada Denki Co. Ltd.	5,620	326,528
Yamatake Corp.	9,900	196,675
Yamato Holdings Co. Ltd.	71,000	943,307
YASKAWA Electric Corp.	48,000	318,170
		68,515,232
Luxembourg — 0.2%
ArcelorMittal – NYSE Shares	80,139	2,650,998
ArcelorMittal	47,164	1,548,945
		4,199,943
Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	1,145,123
British American Tobacco Malaysia Berhad	55,600	707,197

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Bumiputra-Commerce Holdings Berhad	983,169	$2,527,759
Carlsberg Brewery Malaysia Berhad	148,700	159,792
Genting Malaysia Berhad	2,922,100	2,234,850
Malaysian Airline System Berhad (a)	491,300	427,026
Multi-Purpose Holdings Berhad	496,500	198,219
Sime Darby Berhad	571,606	1,127,020
		8,526,986
Mexico — 0.2%
America Movil SA de CV, Series L – ADR	6,300	243,936
Cemex SAB de CV – SPADR (a)	559,000	5,221,060
Telefonos de Mexico SAB de CV, Series L – SPADR	4,650	75,376
Telmex Internacional SAB de CV, Series L – ADR	4,552	57,583
		5,597,955
Netherlands — 1.0%
Akzo Nobel NV	4,575	201,323
Heineken NV	27,822	1,033,700
ING Groep NV – CVA	143,101	1,440,326
Koninklijke (Royal) KPN NV	100,345	1,382,332
Koninklijke (Royal) Philips Electronics NV	263,567	4,873,699
Koninklijke Boskalis Westminster NV – CVA	30,805	698,533
Reed Elsevier NV	106,842	1,178,286
Royal Dutch Shell plc – ADR	111,700	5,606,223
Royal Dutch Shell plc, Class A	169,901	4,242,550
Royal Dutch Shell plc, Class B	60,575	1,529,298
Wolters Kluwer NV	41,824	731,838
		22,918,108
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	89,008	156,390
Norway — 0.1%
DNB NOR ASA (a)	63,520	486,341
StatoilHydro ASA	30,100	594,593
		1,080,934
Peru — 0.0%
Cia de Minas Buenaventura SA – ADR	17,300	415,719
Philippines (The) — 0.4%
ABS-CBN Holdings Corp.	3,080,400	1,385,111
Ayala Corp.	663,789	3,633,303
Banco de Oro Unibank, Inc.	303,400	198,112
Benpres Holdings Corp. (a)	4,725,000	193,326
DMCI Holdings, Inc.	1,526,000	205,695
Globe Telecom, Inc.	134,000	2,632,834
Jollibee Foods Corp.	635,900	647,201
		8,895,582

	Number of Shares	Value
Poland — 0.1%
Bank Pekao SA (a)	29,851	$1,079,008
Russia — 0.4%
Gazprom OAO – SPADR	4,400	89,100
Lukoil OAO – SPADR	81,800	3,629,466
Oao Gazprom – SPADR	291,210	5,933,982
		9,652,548
Singapore — 0.4%
CapitaLand Ltd.	210,600	534,879
Great Eastern Holdings Ltd.	222,000	1,610,774
GuocoLeisure Ltd.	1,314,000	348,147
Mandarin Oriental International Ltd.	233,000	309,494
Oversea-Chinese Banking Corp.	529,721	2,435,924
Singapore Telecommunications Ltd.	1,168,000	2,410,207
STATS ChipPAC Ltd. (a)	2,646,000	1,144,309
United Industrial Corp. Ltd.	113,000	139,881
Yellow Pages Singapore Ltd.	146,000	33,662
		8,967,277
South Africa — 0.9%
Anglo Platinum Ltd.	67,428	4,781,017
AngloGold Ashanti Ltd.	6,085	223,148
AngloGold Ashanti Ltd. – SPADR	91,958	3,368,422
City Lodge Hotels Ltd.	16,093	144,217
Clicks Group Ltd.	112,761	268,453
Discovery Holdings Ltd.	18,458	61,950
FirstRand Ltd.	415,960	759,958
Gold Fields Ltd.	236,811	2,858,523
Hosken Consolidated Investments Ltd.	450,576	2,657,201
JD Group Ltd.	39,419	207,199
Mondi Ltd.	3,715	16,400
Nedbank Group Ltd.	71,189	907,502
Pretoria Portland Cement Co. Ltd.	220,540	831,009
RMB Holdings Ltd.	398,539	1,214,267
Sun International Ltd.	113,934	1,128,416
		19,427,682
South Korea — 0.1%
KB Financial Group, Inc. (a)	1,130	37,634
Korea Electric Power Corp. (a)	710	16,424
POSCO	155	51,333
POSCO – ADR	31,200	2,579,304
Samsung Electronics Co. Ltd.	124	57,427
SK Telecom Co. Ltd.	914	124,785
		2,866,907
Spain — 0.7%
Acciona SA	8,595	1,056,548
Acerinox SA	67,987	1,258,267
ACS, Actividades de Construccion y Servicios SA	103,000	5,222,507
Banco Santander SA – SPADR	5,298	64,106

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Banco Santander SA	95,188	$1,148,726
Iberdrola SA	381,201	3,100,188
Inditex SA	10,715	514,935
Prosegur, Compania de Seguridad SA	9,688	311,290
Telefonica SA	95,878	2,174,032
Viscofan SA	16,517	352,642
		15,203,241
Sweden — 0.2%
Assa Abloy AB, Class B	59,313	826,752
Hoganas AB, Class B	16,833	182,065
Modern Times Group AB, Class B	4,879	136,139
Svenska Cellulosa AB (SCA), Class B	56,517	594,749
Svenska Handelsbanken AB, Class A	47,916	905,420
Telefonaktiebolaget LM Ericsson, Class B	127,408	1,246,211
TeliaSonera AB	20,135	105,914
		3,997,250
Switzerland — 0.7%
Adecco SA	20,916	873,464
Clariant AG Registered (a)	32,531	205,458
Compagnie Financiere Richemont SA	21,638	450,844
Geberit AG	6,788	836,595
Logitech International SA (a)	28,087	391,161
Nestle SA Registered	9,654	364,353
Novartis AG	123,524	5,018,591
PubliGroupe SA	1,228	92,417
Roche Holding AG	13,984	1,902,506
Sonova Holding AG Registered	1,795	146,080
Tyco Electronics Ltd.	8,000	148,720
Tyco International Ltd.	13,600	353,328
UBS AG Registered (a)	116,242	1,422,190
Weatherford International Ltd. (a)	92,800	1,815,168
Xstrata plc	268,477	2,961,014
		16,981,889
Taiwan — 0.2%
Asustek Computer, Inc. – GDR Registered	61,599	370,210
Chunghwa Telecom Co. Ltd. – ADR	36,503	723,854
Taiwan Semiconductor Manufacturing Co. Ltd.	1,767,407	2,935,904
		4,029,968
Thailand — 0.3%
Advanced Info Service PCL (b)	828,600	2,164,526
GMM Grammy PCL	892,800	366,868
Kasikornbank PCL	556,200	1,183,578
Land and Houses PCL	1,873,200	296,897
Matichon PCL (b)	115,200	23,331
MBK PCL	224,200	352,061
Siam Cement Co.	100,600	457,675

	Number of Shares	Value
Siam Cement PCL	399,600	$1,888,336
Thanachart Capital PCL (b)	1,137,600	457,444
		7,190,716
Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S – ADR	113,600	1,574,496
Turkiye Garanti Bankasi A/S – ADR (b)	46,600	125,820
		1,700,316
United Kingdom — 3.3%
AMEC plc	26,372	283,943
Anglo American plc – JSE Shares	91,321	2,664,814
Anglo American plc – LSE Shares	36,225	1,050,369
Arriva plc	107,015	716,746
Aviva plc	134,057	757,548
BAE Systems plc	196,237	1,095,401
Barclays plc	205,179	955,668
Berkeley Group Holdings plc (UNIT) (a)	15,250	202,305
BHP Billiton plc	50,362	1,137,578
BP plc	695,869	5,506,519
BP plc – SPADR	123,500	5,888,480
Bradford & Bingley plc	101,619	—
British American Tobacco plc	12,499	345,290
Bunzl plc	35,953	297,817
Cable & Wireless plc	503,957	1,106,033
Capita Group plc	134,081	1,580,713
Carnival plc	27,596	732,265
Carphone Warehouse Group plc	63,309	165,763
Compass Group plc	153,156	863,032
Daily Mail & General Trust NV, Class A	17,468	81,783
Devro plc	103,637	156,121
Diageo plc	272,524	3,913,697
Enterprise Inns plc	73,550	151,488
Eurocastle Investment Ltd.	83,992	38,954
Galiform plc (a)	386,659	224,981
GKN plc	286,700	592,822
GlaxoSmithKline plc	267,333	4,707,617
Hays plc	189,536	267,968
HMV Group plc	65,314	121,430
Homeserve plc	8,084	199,987
ICAP plc	120,085	894,144
Informa plc	148,509	535,076
International Personal Finance	104,778	126,385
Intertek Group plc	67,912	1,170,946
Invensys plc	197,053	726,368
ITV plc	624,186	360,281
Ladbrokes plc	110,455	336,444
Lloyds Banking Group plc	1,284,000	1,477,689
Michael Page International plc	123,282	486,283
Mondi plc	9,195	32,487

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Next plc	9,360	$226,827
Northgate plc	13,720	22,501
Provident Financial plc	41,217	539,692
Reckitt Benckiser Group plc	34,789	1,585,476
Reed Elsevier plc	91,558	682,682
Rexam plc	93,898	440,780
Rio Tinto plc	15,651	544,860
Rolls-Royce Group plc (a)	228,114	1,360,146
Rolls-Royce Group plc, Class C (a)	19,572,181	32,200
Royal Bank of Scotland Group plc (a)	319,497	203,176
RSA Insurance Group plc	99,209	196,859
Sage Group plc	300,677	883,043
Smiths Group plc	26,967	312,086
Sportingbet plc (a)	230,256	216,435
Stagecoach Group plc	182,535	381,758
Tesco plc	237,118	1,382,070
Thomas Cook Group plc	244,907	830,562
Tui Travel plc	213,251	815,351
Unilever plc	157,177	3,688,289
Vedanta Resources plc	246,499	5,246,829
Vodafone Group plc	2,900,118	5,605,850
Willis Group Holdings Ltd.	272,080	7,000,618
Wolseley plc (a)	11,609	221,936
WPP plc	60,716	403,828
		74,777,089
Total Foreign Common Stocks (Cost $516,862,147)		493,483,088
Total Common Stocks (Cost $1,024,619,618)		928,551,088

	Interest Rate	Maturity Date	Principal Amount	Value
Subordinated Convertible Notes — 0.0%
Consumer, Cyclical — 0.0%
US Airway Group, Inc.	7.250%	05/15/14	$56,000	$37,660
Total Consumer, Cyclical (Cost $56,000)				37,660
Consumer, Non-Cyclical — 0.0%
Cubist Pharmaceuticals, Inc.	2.250%	06/15/13	200,000	169,250
LifePoint Hospitals, Inc.	3.500%	05/15/14	425,000	341,063
Sotheby’s	3.125%	06/15/13	242,107	190,659
Total Consumer, Non-Cyclical (Cost $682,915)				700,972
Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (f)	20.000%	09/30/19	168,000	259,246
Total Financial (Cost $234,881)				259,246
Total Subordinated Convertible Notes (Cost $973,796)				997,878

	Interest Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 1.9%
Basic Materials — 0.1%
Ashland, Inc. (e)	9.125%	06/01/17	$430,000	$447,200
Freeport-McMoRan Copper & Gold, Inc.	8.375%	04/01/17	1,350,000	1,360,125
Novelis, Inc.	7.250%	02/15/15	450,000	342,000
Total Basic Materials (Cost $2,153,846)				2,149,325
Communications — 0.4%
Cablevision Systems Corp.	8.000%	04/15/12	475,000	470,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.750%	11/15/13	750,000	712,500
Charter Communications Operating LLC/Charter Communications Operating Capital (e)	8.000%	04/30/12	750,000	721,875
Cricket Communications, Inc. (e)	10.000%	07/15/15	750,000	744,375
CSC Holdings, Inc.	7.875%	02/15/18	975,000	912,844
DirecTV Holdings LLC/DirecTV Financing Co.	6.375%	06/15/15	575,000	531,875
Frontier Communications Corp.	8.250%	05/01/14	375,000	354,375
Intelsat Subsidiary Holding Co. Ltd. (e)	8.875%	01/15/15	1,350,000	1,296,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	639,000
Mediacom LLC/Mediacom Capital Corp.	9.500%	01/15/13	325,000	309,563
MetroPCS Wireless, Inc.	9.250%	11/01/14	700,000	695,625
Qwest Corp.	7.500%	10/01/14	975,000	929,906
Sprint Capital Corp.	8.375%	03/15/12	300,000	295,500
Sprint Nextel Corp.	6.000%	12/01/16	350,000	286,125
Terremark Worldwide, Inc. (e)	12.000%	06/15/17	365,000	350,400
Virgin Media Finance plc	9.500%	08/15/16	350,000	344,750
West Corp.	9.500%	10/15/14	775,000	678,125
Total Communications (Cost $10,332,461)				10,273,088

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Consumer, Cyclical — 0.2%
AMC Entertainment, Inc.	8.000%	03/01/14	$800,000	$682,000
Continental Airlines, Inc.	9.798%	04/01/21	514,536	334,448
Ford Motor Co.	7.450%	07/16/31	700,000	413,000
Marquee Holdings, Inc. (STEP)	12.000%	08/15/14	850,000	654,500
Rite Aid Corp.	10.375%	07/15/16	750,000	675,000
Royal Caribbean Cruises	11.875%	07/15/15	135,000	131,489
Sally Holdings LLC/Sally Capital, Inc.	9.250%	11/15/14	350,000	348,250
Scientific Games International, Inc. (e)	9.250%	06/15/19	350,000	350,000
Total Consumer, Cyclical (Cost $3,637,915)				3,588,687
Consumer, Non-cyclical — 0.5%
Alliance One International, Inc. (e)	10.000%	07/15/16	550,000	521,125
ARAMARK Corp.	8.500%	02/01/15	935,000	906,950
Biomet, Inc.	10.000%	10/15/17	340,000	345,950
CHS/Community Health Systems, Inc.	8.875%	07/15/15	1,100,000	1,078,000
Constellation Brands, Inc.	7.250%	09/01/16	380,000	351,500
HCA, Inc.	6.375%	01/15/15	1,250,000	1,015,625
HCA, Inc.	9.625%	11/15/16	1,100,000	1,089,000
Hertz Corp.	8.875%	01/01/14	600,000	552,000
Inverness Medical Innovations, Inc.	9.000%	05/15/16	575,000	556,312
Lender Processing Services, Inc.	8.125%	07/01/16	515,000	504,700
Omnicare, Inc.	6.125%	06/01/13	400,000	362,000
Service Corp. International	6.750%	04/01/16	550,000	496,375
Smithfield Foods, Inc. (e)	10.000%	07/15/14	435,000	429,562
Tenet Healthcare Corp. (e)	10.000%	05/01/18	1,125,000	1,181,250
Tyson Foods, Inc. (e)	10.500%	03/01/14	310,000	336,350
United Rentals North America, Inc. (e)	10.875%	06/15/16	360,000	345,600
Universal Hospital Services, Inc.	8.500%	06/01/15	375,000	353,438
Total Consumer, Non-cyclical (Cost $10,480,615)				$10,425,737
Energy — 0.2%
Arch Western Finance LLC	6.750%	07/01/13	815,000	743,687
Chesapeake Energy Corp.	6.500%	08/15/17	1,215,000	1,020,600
Dynegy Holdings, Inc.	7.750%	06/01/19	1,325,000	1,031,844

	Interest Rate	Maturity Date	Principal Amount	Value
Peabody Energy Corp.	7.375%	11/01/16	$585,000	$552,825
PetroHawk Energy Corp. (e)	10.500%	08/01/14	475,000	485,688
Plains Exploration & Production Co.	7.750%	06/15/15	450,000	420,750
Range Resources Corp.	6.375%	03/15/15	550,000	506,687
SandRidge Energy, Inc. (e)	8.000%	06/01/18	410,000	350,550
Southwestern Energy Co. (e)	7.500%	02/01/18	350,000	336,000
Total Energy (Cost $5,481,270)				5,448,631
Financial — 0.3%
BAC Capital Trust XI	6.625%	05/23/36	1,110,000	837,055
Barclays Bank plc	8.550%	09/29/49	485,000	324,950
Citigroup, Inc.	5.875%	02/22/33	500,000	369,819
Ford Motor Credit Co. LLC	7.875%	06/15/10	900,000	854,878
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	860,095
GMAC, Inc. (e)	8.000%	11/01/31	1,200,000	840,000
GMAC, Inc. (e)	7.750%	01/19/10	770,000	750,750
Lloyds Banking Group plc (VRN) (e)	5.920%	12/31/49	910,000	318,500
NB Capital Trust IV	8.250%	04/15/27	975,000	818,700
Ventas Realty LP/Ventas Capital Corp.	6.500%	06/01/16	575,000	515,344
Wells Fargo & Co. (VRN)	7.980%	02/28/49	625,000	518,750
Total Financial (Cost $7,128,790)				7,008,841
Industrial — 0.1%
Blount, Inc.	8.875%	08/01/12	400,000	401,000
Bombardier, Inc. (e)	8.000%	11/15/14	365,000	343,556
Case New Holland, Inc.	7.125%	03/01/14	370,000	337,625
Crown Americas	7.750%	11/15/15	350,000	342,125
Owens Corning, Inc.	9.000%	06/15/19	360,000	349,191
Owens- Brockway (e)	7.375%	05/15/16	360,000	349,200
SPX Corp.	7.625%	12/15/14	465,000	448,725
Vought Aircraft Industries, Inc.	8.000%	07/15/11	700,000	437,500
Total Industrial (Cost $3,021,063)				3,008,922
Technology — 0.0%
Sungard Data Systems, Inc.	9.125%	08/15/13	530,000	500,850
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	370,000	344,100
Intergen NV (e)	9.000%	06/30/17	525,000	497,438
Mirant North America LLC	7.375%	12/31/13	700,000	672,000

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
NRG Energy, Inc.	7.375%	02/01/16	$800,000	$757,000
Total Utilities (Cost $2,286,863)				2,270,538
Total Corporate Bonds (Cost $45,023,673)				44,674,619
Asset-Backed Securities — 1.1%
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP) (b)	0.644%	11/25/35	400,000	190,830
American Express Credit Account Master Trust, Ser. 2006-B, Class A (FRN) (e)	0.359%	08/15/13	1,600,000	1,575,025
Asset Backed Funding Certificates, Ser. 2005-WMC1, Class A2D (FRN)	0.674%	08/25/35	1,585,203	1,488,602
Bank of America Credit Card Trust, Ser. 2006-A12, Class A12 (FRN)	0.339%	03/15/14	200,000	193,748
Bank of America Credit Card Trust, Ser. 2006-A15, Class A15 (FRN)	0.319%	04/15/14	1,671,000	1,615,302
Bank of America Credit Card Trust, Ser. 2007-A6, Class A6 (FRN)	0.379%	09/15/16	2,000,000	1,849,146
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A2 (FRN) (STEP)	0.604%	11/25/35	171,897	164,219
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.534%	12/25/35	617,305	526,807
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE7, Class 2A2 (FRN) (STEP) (b)	0.474%	08/25/36	700,000	232,478
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN) (STEP) (b)	0.574%	10/25/36	500,000	2,407
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP)	0.634%	10/25/35	605,495	469,025
Chase Issuance Trust, Ser. 2006-A1, Class A (FRN)	0.359%	04/15/13	1,600,000	1,570,537
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)	0.379%	02/16/16	1,900,000	1,777,474

	Interest Rate	Maturity Date	Principal Amount	Value
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3 (FRN)	0.385%	04/24/14	$1,000,000	$963,560
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AMC2, Class A3A (FRN) (STEP) (b)	0.394%	01/25/37	552,941	400,026
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN) (STEP) (b)	0.594%	04/25/34	293,688	188,442
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.754%	04/25/36	55,034	39,797
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (b)	1.413%	07/19/44	112,556	7,879
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.584%	09/25/35	295,318	276,441
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN) (STEP) (b)	2.564%	03/25/34	66,455	34,713
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP) (b)	0.634%	11/25/35	521,766	318,434
Home Equity Asset Trust, Ser. 2006-5, Class 2A3 (FRN) (STEP) (b)	0.464%	10/25/36	150,000	48,582
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.504%	01/25/36	934,660	706,952
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP) (b)	0.564%	03/25/36	1,411,477	983,121
Indymac Residential Asset Backed Trust, Ser. 2007-B, Class 2A3 (FRN) (STEP) (b)	0.514%	07/25/37	907,000	235,155
Long Beach Mortgage Loan Trust, Ser. 2005-3, Class 2A2 (FRN)	0.594%	08/25/45	1,598,808	1,368,006

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Long Beach Mortgage Loan Trust, Ser. 2005-WL2, Class M1 (FRN) (STEP) (b)	0.784%	08/25/35	$400,000	$182,882
Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A3 (FRN) (STEP) (b)	0.504%	03/25/36	2,835,921	961,777
Long Beach Mortgage Loan Trust, Ser. 2006-4, Class 2A3 (FRN) (STEP) (b)	0.474%	05/25/36	1,050,000	290,993
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1 (FRN) (STEP)	0.714%	09/25/34	122,388	114,527
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN) (STEP) (b)	1.394%	03/25/33	303,687	186,112
Morgan Stanley ABS Capital I, Ser. 2005-HE6, Class A2C (FRN) (STEP) (b)	0.634%	11/25/35	900,000	508,339
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP) (b)	3.314%	01/25/33	412,907	192,561
Nomura Home Equity Loan, Inc., Ser. 2005-FM1, Class 2A3 (FRN) (STEP)	0.694%	05/25/35	95,470	94,139
Residential Asset Mortgage Products, Inc., Ser. 2006-RS2, Class A2 (FRN) (STEP) (b)	0.514%	03/25/36	689,642	453,591
Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN) (STEP) (b)	0.614%	10/25/34	146,635	57,659
Residential Asset Securities Corp., Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (b)	0.484%	10/25/36	700,000	155,029
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.644%	10/25/35	166,728	141,573
Soundview Home Equity Loan Trust, Ser. 2005-3, Class M1 (FRN) (STEP)	0.794%	06/25/35	397,457	382,799

	Interest Rate	Maturity Date	Principal Amount	Value
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN)	0.614%	11/25/35	$3,599,011	$2,862,607
Soundview Home Equity Loan Trust, Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.574%	12/25/35	184,475	133,612
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.544%	09/25/36	780,502	677,191
Washington Mutual Asset-Backed Certificates, Ser. 2006-HE2, Class A3 (FRN) (STEP) (b)	0.464%	05/25/36	400,000	201,552
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP) (b)	0.674%	01/25/45	301,581	61,070
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A (FRN) (STEP)	0.584%	11/25/35	314,612	303,449
Total Asset-Backed Securities (Cost $33,036,542)				25,188,170
Mortgage-Backed Securities – Private Issuers — 1.6%
American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN) (b)	3.170%	04/25/44	80,055	57,219
American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN) (b)	4.390%	02/25/45	350,022	275,330
American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN) (b)	5.294%	06/25/45	541,195	295,152
Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A3A	4.621%	07/10/43	85,000	77,221
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A1	5.611%	05/10/45	2,555,076	2,594,115
Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class A4 (VRN)	5.744%	02/10/51	2,705,000	2,182,047

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN) (b)	5.076%	12/20/34	$213,578	$135,243
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2002-TOP6, Class A2	6.460%	10/15/36	2,000,000	2,030,549
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN) (b)	5.604%	04/25/37	564,679	264,275
GE Capital Commercial Mortgage Corp., Ser. 2001-3, Class A2	6.070%	06/10/38	500,000	502,748
GE Capital Commercial Mortgage Corp., Ser. 2002-1A, Class A3	6.269%	12/10/35	480,000	489,341
GMAC Commercial Mortgage Securities, Inc., Ser. 2000-C2, Class A2 (VRN)	7.455%	08/16/33	2,677,524	2,740,612
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	3,762,384	3,673,212
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN) (b)	4.788%	11/19/34	96,230	59,552
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN) (STEP) (b)	0.655%	06/20/35	119,932	59,553
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (STEP) (b)	1.889%	01/25/35	90,922	15,120
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	4,501,926
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	4.738%	07/15/42	1,480,000	1,252,804
LB-UBS Commercial Mortgage Trust, Ser. 2000-C5, Class A2	6.510%	12/15/26	4,736,249	4,885,076

	Interest Rate	Maturity Date	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A4	4.166%	05/15/32	$500,000	$458,902
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	2.111%	08/25/29	161,169	134,027
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.180%	03/15/30	4,000,000	3,829,576
SL Green Realty Corp. (e)	3.000%	03/30/27	318,000	262,350
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP) (b)	0.634%	10/25/35	476,838	214,766
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2007-7, Class 2AS2 (VRN) (b)	5.618%	08/25/47	483,396	244,219
Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN) (b) (e)	0.664%	03/25/35	425,468	350,556
Structured Asset Securities Corp., Ser. 2005-RF3, Class 1A (FRN) (b) (e)	0.664%	06/25/35	855,049	471,010
Structured Asset Securities Corp., Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.364%	09/25/36	1,122,724	1,038,155
Structured Asset Securities Corp., Ser. 2006-NC1, Class A4 (FRN) (STEP) (b)	0.459%	05/25/36	200,000	79,960
Structured Asset Securities Corp., Ser. 2007-BC1, Class A4 (FRN) (STEP) (b)	0.444%	02/25/37	750,000	188,543
Structured Asset Securities Corp., Ser. 2007-EQ1, Class A2 (FRN) (STEP) (b)	0.404%	03/25/37	471,609	302,788
Structured Asset Securities Corp., Ser. 2007-OSI, Class A4 (FRN) (STEP) (b)	0.514%	06/25/37	1,000,000	167,276
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A4	5.308%	11/15/48	3,500,000	2,673,188

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Total Mortgage-Backed Securities — Private Issuers (Cost $40,630,381)				$36,506,411
Mortgage-Backed Securities – US Government Agency Obligations — 2.3%
FHLMC Pool #1M1044 (FRN)	4.063%	09/01/36	$806,410	825,194
FHLMC Pool #781697 (FRN)	2.935%	07/01/34	243,250	246,746
FHLMC, Ser. 2003-2591, Class WP	3.500%	02/15/30	434,873	438,051
FHLMC, Ser. 2003-2640, Class DL	3.500%	11/15/16	184,663	186,932
FHLMC, Ser. 2003-2705, Class LB	4.500%	09/15/26	652,893	665,612
FHLMC, Ser. 2003-2725, Class PC	4.500%	05/15/28	723,202	738,934
FHLMC, Ser. 2004-2882, Class HI (IO)	5.000%	05/15/18	39,318	2,502
FHLMC, Ser. 2004-2891, Class LA	5.000%	06/15/24	173,282	174,560
FHLMC, Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	98,285	10,071
FHLMC, Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	48,297	4,759
FHLMC, Ser. 2005-2964	5.500%	02/15/26	667,683	681,736
FHLMC, Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	53,001	5,459
FHLMC Strip, Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	422,007	68,737
FHLMC Strip, Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	197,336	31,049
FHLMC Strip, Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	73,898	12,743
FHLMC Structured Pass Through Securities, Ser. 2003-T57, Class 1A3	7.500%	07/25/43	447,362	478,957
FNMA Pool #21431	5.000%	08/13/39	1,000,000	1,014,062
FNMA Pool #43998	5.500%	08/13/39	1,000,000	1,028,438
FNMA Pool #54434	6.000%	08/13/39	26,500,000	27,601,393
FNMA Pool #685563 (FRN)	4.880%	01/01/33	589,728	610,489
FNMA Pool #693348 (FRN)	3.657%	02/01/33	907,027	930,014
FNMA Pool #815054 (FRN)	4.404%	04/01/35	565,940	586,406
FNMA Pool #828480 (FRN)	4.954%	06/01/35	337,208	349,708

	Interest Rate	Maturity Date	Principal Amount	Value
FNMA Pool #834928 (FRN)	5.065%	07/01/35	$577,655	$599,747
FNMA Pool #879906 (FRN)	4.942%	10/01/33	1,513,140	1,554,458
FNMA Pool #889487 (FRN)	4.472%	08/01/35	473,270	488,111
FNMA Pool #739758 (FRN)	3.961%	08/01/33	276,697	281,859
FNMA Pool #806765 (FRN)	4.667%	11/01/34	268,717	277,441
FNMA Pool #995651	6.000%	04/01/39	1,468,462	1,540,537
FNMA Pool #14827	5.500%	08/18/24	2,300,000	2,399,188
FNMA Pool #985096	6.000%	12/01/38	1,891,880	1,979,605
FNMA Pool #991526	6.000%	11/01/38	769,536	805,219
FNMA, Ser. 2003-83, Class PC	4.000%	06/25/18	164,879	166,187
FNMA, Ser. 2005-86, Class WH	5.000%	11/25/25	1,291,590	1,320,166
FNMA, Ser. 2006-10, Class FD (FRN)	0.664%	03/25/36	109,878	108,197
FNMA Pool #831360	5.500%	03/01/21	437,540	458,842
FNMA Pool #847637	4.695%	01/01/34	305,847	316,751
FNMA Pool #865792	5.500%	03/01/21	443,793	465,400
FNMA Pool #914758	5.000%	04/01/22	760,260	788,247
FNMA Pool #938469	5.000%	07/01/22	625,219	648,235
FNMA Strip, Ser. 2005-357, Class 2 (IO)	5.000%	03/01/35	185,581	30,745
FNMA Strip, Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	1,208,420	192,146
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	70,087	9,738
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	478,869	517,478
Total Mortgage-Backed Securities — US Government Agency Obligations (Cost $51,428,809)				51,640,849
US Treasury Securities — 13.8%
US Treasury Inflation Indexed Bond	2.500%	01/15/29	15,593,240	16,609,233
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,250,395	11,651,159
US Treasury Inflation Indexed Bond	2.375%	01/15/25	21,720,384	22,399,146
US Treasury Inflation Indexed Note	2.000%	01/15/14	12,925,472	13,236,491
US Treasury Inflation Indexed Note	1.875%	07/15/15	24,557,120	24,833,387
US Treasury Inflation Indexed Note	2.375%	04/15/11	22,346,064	23,026,921
US Treasury Inflation Indexed Note	0.625%	04/15/13	17,756,112	17,559,126
US Treasury Inflation-Indexed Note	1.375%	07/15/18	74,159,250	71,888,123

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Inflation-Indexed Note	1.625%	01/15/18	$85,493,520	$84,665,259
US Treasury Inflation-Indexed Note (g) (h)	2.125%	01/15/19	28,008,059	28,927,059
Total US Treasury Securities (Cost $312,749,994)				314,795,904

	Number of Shares	Value
Commingled Investment Vehicles — 17.4%
Exchange-Traded Funds — 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund	65,000	5,181,150
iShares MSCI EAFE Index Fund	800	36,648
Total Exchange-Traded Funds (Cost $4,986,749)		5,217,798
Mutual Funds — 4.2%
PIMCO Commodity RealReturn Strategy Fund	5,110,590	36,489,615
Vanguard High-Yield Corporate Fund	12,233,408	59,943,702
Total Mutual Funds (Cost $87,074,165)		96,433,317
Private Investment Funds (i) — 13.0%
Canyon Value Realization Fund, LP (a) (b) (c) (f)		37,682,456
Convexity Capital Offshore, LP (a) (b) (c) (f)		58,299,806
Farallon Capital Institutional Partners, LP (a) (b) (c) (f)		33,371,044
Joho Partners, LP (a) (b) (c) (f)		16,236,315
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (f)	111,562	38,652,960
Lone Cascade, LP (a) (b) (c) (f)		11,751,987
Lone Picea, LP, Class E (a) (b) (c) (f)		914,871
Lone Picea, LP, Class F (a) (b) (c) (f)		1,365,042
Lone Picea, LP, Class H (a) (b) (c) (f)		1,326,646
Lone Redwood, LP (a) (b) (c) (f)		9,819,389
Maverick Fund USA Ltd. (a) (b) (c) (f)		25,387,498
Nomad Investment Co. Ltd., Class A (a) (b) (c) (f)	5,894	11,287,936
Nomad Investment Co. Ltd., Class R (a) (b) (c) (f)	2,784	5,541,440
OZ Domestic Partners, LP (a) (b) (c) (f)		15,314,215
Regiment Capital Ltd. (a) (b) (c) (f)	45,152	9,085,863
Tosca (a) (b) (c) (f)	64,980	3,775,544
Tosca Asia (a) (b) (c) (f)	231,455	16,807,821
Total Private Investment Funds (Cost $227,015,759)		296,620,833

	Number of Shares	Value
Total Commingled Investment Vehicles (Cost $319,076,673)		$398,271,948
Preferred Stocks — 0.2%
Anglo Platinum Ltd., 6.38% (South Africa)	5,456	109,668
Citigroup Capital IX, 6.0% (United States)	25,000	339,000
Hyundai Motor Co. Ltd., 3.98% (South Korea)	33,140	781,705
Malaysian Airline System Berhad, 30.0% (Malaysia)	40,000	8,649
Simon Property Group, Inc., 6.0% (United States) (a)	22,400	1,055,040
South Financial Group, Inc., 10.0% (United States) (b) (c)	231	41,022
South Financial Group, Inc., 49.0% (United States) (b) (c)	769	136,562
Vale SA, 1.46% (Brazil)	86,736	1,321,291
Total Preferred Stocks (Cost $4,274,676)		3,792,937
Purchased Options — 0.3%
EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216, JPY Strike 139.82), Expiring 09/16/10 (a) (b) (c)	50,000,000	161,250
S&P 500 Index (Strike 600), Expiring 12/19/09 (a) (b) (c)	150,000	825,000
S&P 500 Index (Strike 700), Expiring 12/19/09 (a) (b) (c)	150,000	2,025,000
S&P 500 Index (Strike 800), Expiring 12/19/09 (a) (b) (c)	150,000	4,425,000
Total Purchased Options (Cost $10,026,500)		7,436,250

	Number of Contracts	Value
Rights — 0.0%
Fortis, Expiring 07/14/14 (Belgium) (a) (b)	131,425	—
Rio Tinto plc, Expiring 07/01/09 (United Kingdom) (a)	8,216	95,294
Total Rights (Cost $151,860)		95,294
Warrants — 0.0%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a)	2,753,514	66,090
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)	2,590,333	410,625
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	530,600	1,091
Total Warrants (Cost $740,724)		477,806

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

Interest Rate		Maturity Date	Principal Amount	Value
Short-Term Investments — 27.0%
Repurchase Agreement — 7.3%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/09 (proceeds at maturity $166,562,704) (collateralized by US Treasury Bills, due 08/13/09 through 08/20/09 with a total principal value of $169,580,000 and a total market value of $169,546,084)
(Cost $166,562,658)	0.010%	07/01/09	$166,562,658	$166,562,658
US Treasury Securities — 19.7%
US Treasury Bill (j)		08/06/09	20,000,000	19,997,100
US Treasury Bill (j)		08/20/09	38,000,000	37,991,716
US Treasury Bill (j)		09/03/09	19,000,000	18,995,098
US Treasury Bill (j)		09/10/09	15,000,000	14,995,125
US Treasury Bill (j)		09/17/09	20,000,000	19,992,120
US Treasury Bill (j)		09/24/09	40,000,000	39,983,480
US Treasury Bill (j)		10/08/09	63,000,000	62,967,933
US Treasury Bill (j)		10/15/09	39,000,000	38,978,199
US Treasury Bill (j)		10/22/09	20,000,000	19,987,440
US Treasury Bill (j)		10/29/09	20,000,000	19,987,340
US Treasury Bill (j)(g)		11/12/09	57,000,000	56,949,099
US Treasury Bill (j)		11/19/09	40,000,000	39,960,040
US Treasury Bill (j)		11/27/09	20,000,000	19,977,240
US Treasury Bill (j)		12/03/09	40,000,000	39,953,160
Total US Treasury Securities (Cost $450,615,072)				450,715,090
Total Short-Term Investments (Cost $617,177,730)				617,277,748
Total Investments — 106.2% (Cost $2,459,910,976)				2,429,706,902
Liabilities in Excess of Other Assets — (6.2%)				(141,769,754)
Net Assets — 100.0%				$2,287,937,148

	Number of Shares	Value
Securities Sold Short — (0.7%)
Common Stocks — (0.7%)
Commercial Services & Supplies — 0.0%
Regus plc (United Kingdom)	(422,500)	$(452,552)
Real Estate Investment Trusts (REITs) — (0.6%)
AMB Property Corp.	(28,700)	(539,847)
Associated Estates Realty Corp.	(107,400)	(640,104)
AvalonBay Communities, Inc.	(29,000)	(1,622,260)
Cominar Real Estate Investment Trust (Canada)	(43,900)	(584,252)
Equity Residential	(29,100)	(646,893)
Essex Property Trust, Inc.	(23,600)	(1,468,628)
Extra Space Storage, Inc.	(22,400)	(187,040)
Franklin Street Properties Corp.	(81,800)	(1,083,850)
Hospitality Properties Trust	(41,800)	(497,002)
HRPT Properties Trust	(201,000)	(816,060)
Mack-Cali Realty Corp.	(58,700)	(1,338,360)
Morguard Real Estate Investment Trust (Canada)	(69,500)	(576,602)
PS Business Parks, Inc.	(41,300)	(2,000,571)
Realty Income Corp.	(38,600)	(846,112)
Senior Housing Properties Trust	(50,700)	(827,424)
Tanger Factory Outlet Centers, Inc.	(24,700)	(801,021)
Urstadt Biddle Properties, Class A	(10,500)	(147,840)
Total Real Estate Investment Trusts (REITs)		(14,623,866)
Real Estate Management & Development — (0.1%)
China Overseas Land & Investment Ltd. (Hong Kong)	(682,400)	(1,569,436)
Total Common Stocks (Proceeds $15,891,331)		(16,645,854)
Total Securities Sold Short (Proceeds $15,891,331)		$(16,645,854)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009
ADR	American Depositary Reciept
ADS	American Depositary Share
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
EAFE	Europe, Australasia, and Far East
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of June 30, 2009.
GBP	British pound
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
JPY	Japanese yen
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of June 30, 2009.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 36% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid security.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $308,915,996, which represents 13.50% of the fund's net assets.
(d)	A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a “designer stock”.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 21% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$46,436	$35,295
Canyon Value Realization Fund, LP	12/31/97 – 04/03/06	23,797,935	37,682,456
Convexity Capital Offshore, LP	02/16/06	42,000,000	58,299,806
Eurocastle Investment Ltd.	06/19/09	234,881	259,246
Farallon Capital Institutional Partners, LP	04/01/95 – 11/01/05	17,746,139	33,371,044
Jazz Air Income Fund	03/12/07 – 05/22/07	66,081	25,027
Joho Partners, LP	01/03/07	15,000,000	16,236,315
Lansdowne UK Equity Fund Ltd.	06/01/06 – 09/01/07	26,000,000	38,652,960
Lone Cascade, LP	01/03/06 – 01/02/08	13,788,000	11,751,987
Lone Picea, LP, Class E	01/02/09	964,000	914,871
Lone Picea, LP, Class F	01/03/05	1,617,000	1,365,042
Lone Picea, LP, Class H	01/02/03 – 01/02/04	1,315,000	1,326,646

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

Investment	Date of Acquisition	Cost	Value
Lone Redwood, LP	12/29/98	3,154,356	9,819,389
Maverick Fund USA Ltd.	01/03/06 – 10/01/07	20,000,000	25,387,498
Nomad Investment Co. Ltd., Class A	10/02/06	14,000,000	11,287,936
Nomad Investment Co. Ltd., Class R	02/01/08	8,000,000	5,541,440
OZ Domestic Partners, LP	12/31/01 – 09/30/03	9,000,000	15,314,215
Regiment Capital Ltd.	06/30/03	6,000,000	9,085,863
Tosca	12/30/03 – 07/30/04	4,633,329	3,775,544
Tosca Asia	03/01/07	20,000,000	16,807,821
Total			$296,940,401
(g)	Security or a portion thereof is held as initial margin for financial futures.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2009. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Common Stocks	40.6%
Short-Term Investments	27.0%
US Treasury Securities	13.8%
Private Investment Funds	13.0%
Mutual Funds	4.2%
Mortgage-Backed Securities	3.9%
Corporate Bonds	1.9%
Asset-Backed Securities	1.1%
Purchased Options	0.3%
Exchange-Traded Funds	0.2%
Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Subordinated Convertible Notes	0.0%
Total Investments	106.2%
Securities Sold Short	(0.7)%
Liabilities in Excess of Other Assets	(5.5)%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
225	September 2009 ASX S&P 200 Index	$17,651,687	$17,681,766	$30,079
391	September 2009 Australian Dollar	31,296,896	31,393,390	96,494
944	September 2009 British Pound	96,945,170	97,131,700	186,530
426	September 2009 CAC 40 Index	18,976,336	18,717,263	(259,073)
514	September 2009 Canadian Dollar	46,449,470	44,255,400	(2,194,070)
16	September 2009 DAX Index	2,755,522	2,704,413	(51,109)
395	September 2009 Dow Jones EURO STOXX 50 Index	13,327,936	13,287,928	(40,008)
495	September 2009 FTSE 100 Index	34,979,326	34,350,286	(629,040)
546	September 2009 Japanese Yen	69,778,390	70,898,100	1,119,710
661	September 2009 S&P 500 Index	149,599,140	151,286,375	1,687,235
219	September 2009 Swiss Franc	25,438,816	25,239,750	(199,066)
511	September 2009 Topix Index	48,811,679	49,039,238	227,559
258	September 2009 TSE 60 Index	27,897,388	27,819,593	(77,795)
				(102,554)
	Short Financial Futures Contracts
21	September 2009 5-Year Interest Rate Swap	(2,347,377)	(2,375,625)	(28,248)
23	September 2009 90-Day Eurodollar	(5,615,192)	(5,711,475)	(96,283)
46	September 2009 5-Year US Treasury Note	(5,330,134)	(5,277,062)	53,072
39	September 2009 10-Year US Treasury Note	(4,546,996)	(4,534,359)	12,637
23	December 2009 90-Day Eurodollar	(5,482,507)	(5,697,963)	(215,456)
23	March 2010 90-Day Eurodollar	(5,474,443)	(5,682,438)	(207,995)
23	June 2010 90-Day Eurodollar	(5,472,693)	(5,661,163)	(188,470)
6	September 2010 90-Day Eurodollar	(1,426,560)	(1,471,200)	(44,640)
6	December 2010 90-Day Eurodollar	(1,425,585)	(1,465,425)	(39,840)
6	March 2011 90-Day Eurodollar	(1,424,910)	(1,460,325)	(35,415)
6	June 2011 90-Day Eurodollar	(1,424,010)	(1,455,300)	(31,290)
6	September 2011 90-Day Eurodollar	(1,423,110)	(1,450,800)	(27,690)
6	December 2011 90-Day Eurodollar	(1,422,135)	(1,446,600)	(24,465)
6	March 2012 90-Day Eurodollar	(1,421,385)	(1,443,675)	(22,290)
6	June 2012 90-Day Eurodollar	(1,420,560)	(1,440,900)	(20,340)
6	September 2012 90-Day Eurodollar	(1,419,885)	(1,438,650)	(18,765)
				(935,478)
				$(1,038,032)

Forward Currency Contracts

	Contract Amount		Unrealized Appreciation/ (Depreciation)
Contract Settlement Date	Receive	Deliver
07/08/2009	Canadian Dollar 1,863,520	US Dollar 1,648,403	$(46,226)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
08/06/2009	Goldman Sachs International	(c)	3 Month LIBOR plus a specified spread	MSCI AC World Daily	$29,032,361	$219,647
01/29/2010	Goldman Sachs International	(c)	3 Month LIBOR plus a specified spread	MSCI AC World Daily	32,105,872	3,649,860
03/31/2010	Goldman Sachs International	(c)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	54,330,040	492,254
						$4,361,761

Written Option Contract Reconciliation as of June 30, 2009

	Number of Contracts	Premiums
Outstanding at beginning of period	—	$—
Options Written	(500)	(3,118,500)
Options terminated in closing purchase transactions	(500)	(3,118,500)
Outstanding at end of period	—	$—

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2009. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments under FASB Statement No. 133. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$—	$95,294	$95,294
Warrants	Investments, at value	—	—	—	477,806	477,806
Options Purchased	Investments, at value	—	161,250	—	7,275,000	7,436,250
Swap Contracts	Swap contracts, at value	—	—	—	4,361,761	4,361,761
Futures Contracts	Variation margin*	65,709	1,402,733	—	1,944,873	3,413,315
Total Value – Assets		$65,709	$1,563,983	$—	$14,154,734	$15,784,426
Liability Derivatives
Futures Contracts	Variation margin*	$(1,001,187)	$(2,393,136)	$—	$(1,057,024)	$(4,451,347)
Forward Contracts	Liabilities, Forward Contracts	—	(46,226)	—	—	(46,226)
Total Value – Liabilities		$(1,001,187)	$(2,439,362)	$—	$(1,057,024)	$(4,497,573)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2009

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$(1,702,148)	$(1,702,148)
Warrants	Net realized gain (loss) from Investments	—	—	—	—	—
Options Purchased	Net realized gain (loss) from Investments	—	(1,015,500)	—	—	(1,015,500)
Options Written	Net realized gain (loss) from Options written	—	—	—	2,508,733	2,508,733
Swap Contracts	Net realized gain (loss) from Swap agreements	—	—	2,345,854	20,564,090	22,909,944
Futures Contracts	Net realized gain (loss) from Futures contracts	526,746	15,005,504	—	26,787,531	42,319,781
Forward Contracts	Net realized gain (loss) from Forward contracts	—	15,190	—	—	15,190
Total Realized Gain (Loss)		$526,746	$14,005,194	$2,355,364	$48,612,203	$65,036,000

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$—	$—	$(56,566)	$(56,566)
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	282,551	282,551
Options Purchased	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	(389,230)	—	(2,251,500)	(2,640,730)
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	(1,396,979)	1,721,961	324,982
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	555,645	(11,578,435)	—	(4,695,984)	(15,718,774)
Forward Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	(46,226)	—	—	(46,226)
Total Change in Appreciation (Depreciation)		$555,645	$(12,013,891)	$(1,396,979)	$(4,999,538)	$(17,854,763)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2009
Assets
Investments in securities, at value (cost: $2,293,348,318)	$2,263,144,244
Repurchase agreements (cost: $166,562,658)	166,562,658
Deposits with brokers for securities sold short	17,346,625
Cash denominated in foreign currencies (cost: $167,240)	166,672
Receivables for:
Investment securities sold	185,209,242
Interest	3,683,743
Dividends and tax reclaims	2,728,185
Capital stock sold	962,630
Swap contracts, at value	4,361,761
Other assets	836,666
Total Assets	2,645,002,426
Liabilities
Reverse repurchase agreements (Note 7)	84,953,250
Securities sold short, at value (proceeds: $15,891,331)	16,645,854
Due to broker for futures variation margin	2,749,276
Payable for:
Capital stock redeemed	39,800
Investment securities purchased	245,803,638
Accrued expenses and other liabilities	684,287
Money manager fees	707,691
Dividends payable for short sales	278,463
Distributions	5,156,793
Unrealized depreciation on forward currency contracts	46,226
Total Liabilities	357,065,278
Net Assets	$2,287,937,148
Shares Outstanding (1,000,000,000 authorized shares, par value $0.001 for each fund)	183,040,068
Net Asset Value Per Share	$12.50
Components of Net Assets:
Capital stock	$2,671,602,351
Distributions in excess of net investment income	(81,215,790)
Accumulated net realized loss on investments	(275,618,119)
Net unrealized depreciation on investments and foreign currencies	(26,831,294)
$2,287,937,148

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009
Investment Income
Interest	$1,199,522
Dividends (net of foreign withholding taxes of $720,808)	15,883,018
Total Investment Income	17,082,540
Operating Expenses
Investment advisory fees	1,666,495
Money manager fees	2,282,093
Fund administration fees	804,258
Professional fees	213,486
Consulting and tax services fees	38,260
Chief compliance officer fees	71,726
Insurance	38,240
Registration and filing fees	14,869
Director fees	23,943
Interest (Note 7)	52,763
Dividends on securities sold short	372,664
Miscellaneous fees and other	61,767
Total Operating Expenses	5,640,564
Net Investment Income	11,441,976
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $3,082,277)	(140,915,737)
Short sales	3,082,277
Swap agreements	22,909,944
Financial futures contracts	42,319,781
Forward currency contracts and foreign currency-related transactions	525,116
Options written	2,508,733
Net Realized Loss	(69,569,886)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	234,625,148
Net Realized and Unrealized Gain on Investments and Foreign Currencies	165,055,262
Net Increase in Net Assets Resulting from Operations	$176,497,238

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase in Net Assets From Operations
Net investment income	$11,441,976	$63,551,222
Net realized gain (loss) on investments and foreign currencies	(69,569,886)	(164,629,698)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	234,625,148	(616,133,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	176,497,238	(717,211,829)
Distributions
From net investment income	(13,239,170)	(60,242,773)
From net realized gains	—	(8,553,225)
Return of capital	(22,931,866)	(49,722,294)
Decrease in Net Assets Resulting from Distributions	(36,171,036)	(118,518,292)
Capital Share Transactions
Proceeds from shares sold	122,829,271	745,817,759
Proceeds from distributions reinvested	22,314,162	76,276,556
Entry/exit fees	1,007,293	4,397,478
Cost of shares redeemed	(78,012,055)	(129,930,140)
Net Increase From Capital Shares Transactions	68,138,671	696,561,653
Total Increase (Decrease) in Net Assets	208,464,873	(139,168,468)
Net Assets
Beginning of period	2,079,472,275	2,218,640,743
End of period	$2,287,937,148	$2,079,472,275
Including undistributed (distributions in excess of) net investment income	$(81,215,790)	$(56,486,730)
Capital Share Transactions (in shares)
Shares sold	10,622,752	48,615,387
Shares reinvested	1,974,182	5,657,328
Shares redeemed	(7,322,796)	(9,723,848)
Net Increase	5,274,138	44,548,867

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2009
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$176,497,238
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,131,940,293)
Investments sold	1,053,682,959
Purchases to cover securities sold short	(21,623,820)
Securities sold short	28,582,344
(Purchase)/Sale of short term investments, net	(58,308,578)
Amortization (accretion) of discount and premium, net	5,085,121
Increase in foreign currency	(18,655)
Increase in interest receivable	(741,180)
Increase in dividends and tax reclaims receivable	(855,419)
Increase in deposit at brokers for securities sold short	(1,994,292)
(Decrease) in interest payable	(4,095)
Increase in dividends payable for securities sold short	167,368
Decrease in variation margin on financial futures contracts	5,140,699
Increase in accrued expenses and other liabilities	839,769
Net realized (gain) loss	135,324,727
Net change in unrealized (appreciation) depreciation on investments	(251,503,741)
Net cash from (used in) operating activities	(61,669,848)
Cash flows from (used in) financing activities
Proceeds from shares sold	122,483,874
Payment on shares redeemed	(77,582,195)
Cash distributions paid	(8,700,081)
Increase (decrease) in payable for reverse repurchase agreements	25,468,250
Net cash from (used in) financing activities	61,669,848
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$22,314,162
Interest paid:	$56,858

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
June 30, 2009
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the Period* 1/1/09 – 6/30/09
1) Actual	$1,000	$1,103.10	$7.14
2) Hypothetical	$1,000	$1,018.00	$6.85
*	Expenses are equal to the fund’s annualized expense ratio of 1.37% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.

TIFF International Equity Fund
June 30, 2009
Financial Highlights

	Six Months Ended 6/30/09 (unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of period	$9.31		$17.65	$17.18	$14.76	$13.30	$11.16
Income from investment operations
Net investment income	0.04		0.15	0.56	0.39	0.27	0.15
Net realized and unrealized gain (loss) on investments	0.91		(7.64)	2.37	3.77	1.67	2.31
Total from investment operations	0.95		(7.49)	2.93	4.16	1.94	2.46
Less distributions from
Net investment income	—		(0.02)	(0.98)	(0.70)	(0.50)	(0.34)
Net realized gains	—		(0.86)	(1.53)	(1.06)	—	—
Total distributions	—		(0.88)	(2.51)	(1.76)	(0.50)	(0.34)
Entry/exit fee per share (a)	0.01		0.03	0.05	0.02	0.02	0.02
Net asset value, end of period	$10.27		$9.31	$17.65	$17.18	$14.76	$13.30
Total return (b)	10.31	%(c)	(42.92)%	17.43%	28.74%	14.94%	22.51%
Ratios/Supplemental data
Net assets, end of period (000s)	$184,209		$180,348	$400,168	$295,808	$241,536	$195,207
Ratio of expenses to average net assets (d)	1.37	%(e)	0.80%	0.77%	0.67%	0.90%	1.19%
Ratio of expenses to average net assets before expense waivers (d)	1.37	%(e)	0.80%	0.77%	0.67%	0.92%	1.21%
Ratio of net investment income to average net assets	1.92	%(e)	2.34%	1.91%	2.10%	1.83%	1.18%
Portfolio turnover	5.86	%(c)	17.44%	15.95%	15.60%	13.93%	55.17%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF International Equity Fund / Schedule of Investments (Unaudited)*
June 30, 2009

	Number of Shares	Value
Investments — 98.9% of net assets
Common Stocks — 69.4%
Australia — 4.4%
Alumina Ltd.	168,452	$193,347
Amcor Ltd.	192,744	773,874
Australia and New Zealand Banking Group Ltd.	28,899	382,035
Bhp Billiton Ltd.	16,976	465,268
Caltex Australia Ltd.	21,151	234,997
Foster's Group Ltd.	339,362	1,406,570
National Australia Bank Ltd.	72,486	1,305,044
Santos Ltd.	49,084	576,615
Telstra Corp. Ltd.	638,750	1,742,872
Wesfarmers Ltd.	57,503	1,046,766
		8,127,388
Austria — 0.1%
Bwin Interactive Entertainment AG (a)	853	37,276
Oesterreichische Post AG	2,035	58,428
		95,704
Belgium — 0.2%
Fortis — Xlon Shares (a)	87,050	296,789
Fortis, Strip Vvpr (a) (b)	39,122	55
		296,844
Brazil — 0.3%
Companhia De Concessoes Rodoviarias	13,600	218,141
Redecard SA	25,000	384,665
		602,806
Canada — 1.1%
AbitibiBowater, Inc.	12,095	6,343
Ace Aviation Holdings, Inc., Class A (a)	7,115	32,420
BCE, Inc.	4,724	97,473
Bell Aliant Regional Communications Income Fund (b) (c) (d)	565	12,800
Bombardier, Inc., Class B	187,533	556,239
Catalyst Paper Corp. (a)	91,463	13,368
Fraser Papers, Inc. (a)	16,670	932
Groupe Aeroplan, Inc.	5,895	41,812
Imperial Oil Ltd.	13,506	523,914
Jazz Air Income Fund (b) (c) (d)	3,206	9,041
Onex Corp.	3,094	53,200
Rogers Communications, Inc., Class B	28,950	744,190
		2,091,732
China — 0.7%
China Construction Bank Corp., Class H	691,000	533,332
China Shenhua Energy Co. Ltd.	166,000	604,897

	Number of Shares	Value
Tsingtao Brewery Co. Ltd.	75,000	$237,594
		1,375,823
Denmark — 0.9%
Carlsberg A/S, Class B	1,325	85,168
Coloplast A/S, Class B	4,544	313,082
Gn Store Nord A/S (GN Great Nordic) (a)	60,259	241,106
Novo Nordisk A/S, Class B	1,242	67,505
Vestas Wind Systems A/S (a)	8,971	644,906
William Demant Holding (a)	7,496	387,981
		1,739,748
Finland — 0.9%
Metso Oyj	21,683	406,149
Sampo Oyj, Class A	33,024	623,177
Tieto Oyj	8,860	118,059
Upm-Kymmene Oyj	46,282	403,364
Wartsila Oyj Corp.	1,508	48,712
		1,599,461
France — 5.6%
Atos Origin SA (a)	3,776	128,201
AXA SA	16,733	316,343
BNP Paribas	6,862	445,302
Carrefour SA	52,804	2,258,817
Compagnie de Saint-Gobain	33,431	1,117,812
France Telecom SA	52,426	1,191,130
GDF Suez, Strip VVPR (a) (b)	6,615	9
Groupe Eurotunnel SA Registered (a)	9,547	54,236
Lagardere S.C.A.	1,236	41,139
Legrand SA	13,323	291,069
Neopost SA	4,470	401,961
SA des Ciments Vicat	911	52,402
Sanofi-Aventis	8,156	479,664
SCOR SE	13,210	271,294
Societe Generale, Class A	16,451	897,557
Thales SA	9,751	436,362
Total SA	34,446	1,865,670
		10,248,968
Germany — 3.1%
BASF SE	12,808	510,865
Bayerische Motoren Werke AG	6,465	244,164
Daimler AG Registered	13,580	491,351
Deutsche Post AG	9,248	120,874
Deutsche Telekom AG	102,913	1,216,281
E.ON AG	13,287	471,613
Fresenius Medical Care AG & Co.	10,269	458,290
Fresenius Medical Care AG & Co. — ADR	7,467	336,015
RWE AG	23,794	1,878,404
		5,727,857

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

	Number of Shares	Value
Hong Kong — 4.1%
Asia Satellite Telecommunications Holdings Ltd.	15,000	$17,113
China Mobile Ltd.	42,000	421,149
Cosco Pacific Ltd.	370,000	415,237
First Pacific Co.	456,000	263,443
Genting Singapore plc (a)	65,020	30,524
Henderson Land Development Co.	48,000	274,612
Hong Kong & Shanghai Hotels Ltd. (The)	150,503	152,583
Hong Kong Aircraft Engineering Co. Ltd.	13,000	152,095
Hongkong Electric Holdings Ltd.	138,000	767,641
i-Cable Communications Ltd. (a)	416,000	38,657
Jardine Matheson Holdings Ltd.	59,920	1,639,338
Jardine Strategic Holdings Ltd.	61,812	909,551
Midland Holdings Ltd.	138,000	83,054
New World Development Ltd.	380,851	687,464
Next Media Ltd.	308,000	42,143
Silver Grant International Ltd.	140,000	20,858
SmarTone Telecommunications Holdings Ltd.	141,978	87,607
Television Broadcasts Ltd.	53,000	213,840
Wharf (Holdings) Ltd. (The)	256,392	1,083,908
Wheelock & Co. Ltd.	80,000	205,854
		7,506,671
Indonesia — 0.4%
Bank Pan Indonesia Tbk PT (a)	3,267,403	210,611
Bank Permata Tbk PT (a)	5,572	328
Citra Marga Nusaphala Persada Tbk PT	156,500	14,374
Gudang Garam Tbk PT	74,500	91,467
Indofood Sukses Makmur Tbk PT	524,500	96,101
Matahari Putra Prima Tbk PT (a)	1,204,600	84,810
Mulia Industrindo Tbk PT (a) (b)	221,500	6,401
Semen Gresik (Persero) Tbk PT (a)	624,000	298,372
		802,464
Ireland — 0.2%
DCC plc	3,261	67,342
Fyffes plc	180,306	83,650
Independent News & Media plc	148,180	51,960
Paddy Power plc	2,404	56,098
Total Produce plc	79,313	34,510
		293,560
Italy — 2.0%
Banco Popolare Societa Cooperativa (a)	13,698	102,292
Fiat SpA (a)	52,792	535,559
Finmeccanica SpA	4,036	56,952
Intesa Sanpaolo (a)	322,850	1,046,735
Luxottica Group SpA — SPADR (a)	21,353	443,715
Natuzzi SpA — SPADR (a)	6,600	12,540

	Number of Shares	Value
Saipem SpA	24,992	$610,067
Unicredit SpA (a)	317,072	812,328
		3,620,188
Japan — 16.0%
Ajinomoto Co., Inc.	36,000	284,476
Alfresa Holdings Corp.	4,600	211,726
Astellas Pharma, Inc.	38,900	1,374,105
Bank of Yokohama Ltd. (The)	46,000	245,006
Canon, Inc.	52,550	1,710,343
Dai Nippon Printing Co. Ltd.	24,000	328,085
Dai-Dan Co. Ltd.	19,000	93,653
Dainippon Sumitomo Pharma Co. Ltd.	14,900	130,207
Denso Corp.	11,100	282,958
East Japan Railway Co.	4,900	295,061
Fukuoka Financial Group, Inc.	75,000	334,434
Hitachi Chemical Co. Ltd.	27,400	440,378
Hitachi Ltd.	81,000	250,876
Hitachi Metals Ltd.	10,000	84,401
Isetan Mitsukoshi Holdings Ltd.	36,000	365,506
JS Group Corp.	28,100	432,699
Kao Corp.	89,000	1,939,604
Kawasaki Heavy Industries Ltd.	135,000	370,000
KDDI Corp.	292	1,548,114
Kinden Corp.	16,000	140,191
Kyowa Hakko Kirin Co. Ltd.	37,000	417,297
Marui Group Co. Ltd.	24,900	174,632
Matsushita Electric Works Ltd.	47,772	450,952
Millea Holdings, Inc.	40,900	1,123,305
Mitsubishi Corp.	22,500	413,217
Mitsubishi Tanabe Pharma Corp.	19,000	218,355
Mitsubishi UFJ Financial Group, Inc.	95,900	589,516
Mizuho Financial Group, Inc.	131,000	304,679
Namco Bandai Holdings, Inc.	22,400	245,697
Nec Corp. (a)	5,000	19,521
Nippon Meat Packers, Inc.	9,000	113,506
Nippon Oil Corp.	38,000	223,670
Nippon Suisan Kaisha Ltd.	53,100	139,104
Nippon Telegraph & Telephone Corp.	14,900	606,250
Nitto Denko Corp.	20,800	630,270
NSK Ltd.	38,000	191,835
NTT Data Corp.	48	154,786
NTT DoCoMo, Inc.	233	340,304
Obayashi Corp.	44,000	215,205
OMRON Corp.	13,000	186,931
Onward Holdings Co. Ltd.	24,000	154,554
Secom Co. Ltd.	10,900	442,129
Sekisui House Ltd.	88,000	889,535
Seven & I Holdings Co. Ltd.	59,860	1,404,384
Shimizu Corp.	40,000	173,646
Shiseido Co. Ltd.	13,000	212,706
Sompo Japan Insurance, Inc.	44,000	292,121
Sony Corp.	10,500	271,240

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

	Number of Shares	Value
Sumitomo Electric Industries Ltd.	48,500	$543,694
Sumitomo Forestry Co. Ltd.	29,400	247,647
Sumitomo Mitsui Financial Group, Inc.	10,300	416,515
Taiyo Nippon Sanso Corp.	33,000	313,931
Takeda Pharmaceutical Co. Ltd.	47,500	1,845,690
TDK Corp.	2,400	112,185
Tokyo Electric Power Co., Inc. (The)	8,900	228,766
Tokyo Electron Ltd.	2,600	124,879
Tokyo Gas Co. Ltd.	124,000	443,304
Tokyo Ohka Kogyo Co. Ltd.	5,900	113,696
Toyo Seikan Kaisha Ltd.	15,300	322,443
Toyota Motor Corp.	32,600	1,232,420
West Japan Railway Co.	303	1,001,161
Yamada Denki Co. Ltd.	3,920	227,756
Yamato Holdings Co. Ltd.	48,000	637,729
YASKAWA Electric Corp.	33,000	218,742
		29,491,728
Luxembourg — 0.4%
ArcelorMittal	21,093	692,730
Malaysia — 0.7%
AMMB Holdings Berhad	164,887	158,061
British American Tobacco Malaysia Berhad	10,600	134,825
Bumiputra-Commerce Holdings Berhad	139,499	358,656
Carlsberg Brewery Malaysia Berhad	25,000	26,865
Genting Malaysia Berhad	422,400	323,056
Malaysian Airline System Berhad (a)	50,100	43,546
Multi-Purpose Holdings Berhad	115,400	46,072
Sime Darby Berhad	91,852	181,102
		1,272,183
Mexico — 0.3%
America Movil SA de CV, Series L — ADR	1,625	62,920
Grupo Televisa SA — SPADR	28,100	477,700
Telefonos de Mexico SAB de CV, Series L — SPADR	1,300	21,073
Telmex Internacional SAB de CV, Series L — ADR	1,600	20,240
		581,933
Netherlands — 3.1%
Heineken NV	12,091	449,229
Ing Groep NV — CVA	52,256	525,962
Koninklijke (Royal) KPN NV	34,358	473,309
Koninklijke (Royal) Philips Electronics NV	12,391	229,126
Koninklijke Boskalis Westminster NV — CVA	13,850	314,062
Reed Elsevier NV	77,114	850,436
Royal Dutch Shell plc, Class A	82,952	2,071,371
Royal Dutch Shell plc, Class B	19,813	500,206

	Number of Shares	Value
Wolters Kluwer NV	13,972	$244,483
		5,658,184
New Zealand — 0.3%
PGG Wrightson Ltd.	138,690	101,102
Telecom Corp. of New Zealand Ltd.	301,290	529,375
		630,477
Norway — 0.3%
DNB NOR ASA (a)	28,888	221,181
StatoilHydro ASA	13,000	256,801
		477,982
Philippines (The) — 1.0%
ABS-CBN Holdings Corp.	376,400	169,249
Ayala Corp.	101,539	555,782
Banco De Oro Unibank, Inc.	68,000	44,402
Benpres Holdings Corp. (a)	1,219,000	49,876
DMCI Holdings, Inc.	394,000	53,109
Globe Telecom, Inc.	20,650	405,731
Jollibee Foods Corp.	102,500	104,322
Philippine Long Distance Telephone Co. — SPADR	8,400	417,648
		1,800,119
Poland — 0.2%
Bank Pekao SA (a)	12,191	440,661
Russia — 0.3%
Lukoil OAO — SPADR	14,000	621,180
Singapore — 1.9%
Great Eastern Holdings Ltd.	37,000	268,462
GuocoLeisure Ltd.	233,000	61,734
Mandarin Oriental International Ltd.	50,881	67,585
Oversea-Chinese Banking Corp.	159,492	733,425
Singapore Telecommunications Ltd.	679,000	1,401,139
STATS Chippac Ltd. (a)	367,000	158,716
United Industrial Corp. Ltd.	28,000	34,661
United Overseas Bank Ltd.	67,000	676,802
Yellow Pages Singapore Ltd.	74,000	17,062
		3,419,586
South Africa — 0.8%
Anglo Platinum Ltd.	994	70,480
AngloGold Ashanti Ltd.	987	36,195
City Lodge Hotels Ltd.	3,166	28,372
Clicks Group Ltd.	17,568	41,825
Discovery Holdings Ltd.	2,892	9,706
FirstRand Ltd.	60,999	111,445
Gold Fields Ltd.	3,352	40,462
Hosken Consolidated Investments Ltd.	12,202	71,959
JD Group Ltd.	3,792	19,932
Nedbank Group Ltd.	14,320	182,548
Pretoria Portland Cement Co. Ltd.	125,885	474,343
RMB Holdings Ltd.	70,729	215,497

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

	Number of Shares	Value
Sun International Ltd.	21,134	$209,314
		1,512,078
South Korea — 0.2%
KB Financial Group, Inc. (a)	1,200	39,965
Korea Electric Power Corp. (a)	950	21,976
POSCO	200	66,236
Samsung Electronics Co. Ltd.	170	78,731
SK Telecom Co. Ltd.	565	77,137
		284,045
Spain — 3.5%
Acciona SA	3,791	466,012
Acerinox SA	33,679	623,313
Banco Santander SA	144,331	1,741,783
Iberdrola SA	190,028	1,545,438
Prosegur, Compania de Seguridad SA	4,756	152,817
Telefonica SA	80,155	1,817,514
Viscofan SA	7,230	154,362
		6,501,239
Sweden — 0.9%
Assa Abloy AB, Class B	25,204	351,314
Hoganas AB, Class B	7,084	76,620
Modern Times Group AB, Class B	1,960	54,690
Svenska Cellulosa AB (SCA), Class B	25,706	270,514
Svenska Handelsbanken AB, Class A	21,659	409,268
Telefonaktiebolaget LM Ericsson, Class B	43,506	425,543
Teliasonera AB	11,794	62,039
		1,649,988
Switzerland — 2.5%
Adecco SA	7,902	329,992
Compagnie Financiere Richemont SA	10,965	228,464
Geberit AG	3,010	370,971
Logitech International SA (a)	14,897	207,467
Novartis AG	57,307	2,328,295
Publigroupe SA	661	49,746
Roche Holding AG	5,400	734,663
Sonova Holding AG Registered	883	71,860
UBS AG Registered (a)	17,584	215,136
		4,536,594
Taiwan — 0.7%
Asustek Computer, Inc. – GDR Registered	47,713	286,755
Chunghwa Telecom Co. Ltd. – ADR	19,928	395,173
Taiwan Semiconductor Manufacturing Co. Ltd.	363,771	604,273
		1,286,201
Thailand — 0.7%
Advanced Info Service Pcl (b)	139,200	363,628
GMM Grammy PCL	104,000	42,736
Kasikornbank PCL	82,700	175,983

	Number of Shares	Value
Land and Houses PCL	420,500	$66,648
Matichon PCL (b)	218,400	44,231
MBK PCL	36,300	57,002
Post Publishing PCL (b)	193,900	28,456
Siam Cement PCL	82,100	387,969
Thanachart Capital PCL (b)	141,900	57,060
		1,223,713
Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S – ADR	32,200	446,293
United Kingdom — 11.3%
AMEC plc	8,625	92,864
Anglo American plc – ADR	14,490	212,134
Anglo American plc – Lse Shares	1,653	47,930
Arriva plc	45,508	304,795
Aviva plc	78,193	441,864
BAE Systems plc	95,053	530,589
Barclays plc	88,850	413,839
BG Group plc	70,618	1,186,520
BHP Billiton plc	24,917	562,826
BP plc	339,945	2,690,037
Bradford & Bingley plc	97,457	—
British American Tobacco plc	5,586	154,315
Bunzl plc	15,240	126,241
Cable & Wireless plc	227,929	500,235
Capita Group plc	61,485	724,861
Carnival plc	9,252	245,504
Compass Group plc	179,761	1,012,950
Daily Mail & General Trust NV, Class A	5,811	27,206
Devro plc	42,853	64,555
Diageo plc	34,452	494,763
Enterprise Inns plc	45,603	93,926
GKN plc	126,654	261,888
Glaxosmithkline plc	107,835	1,898,927
Hays plc	100,079	141,493
HMV Group plc	22,914	42,601
Homeserve plc	3,468	85,793
ICAP plc	54,018	402,214
Informa plc	67,366	242,719
International Personal Finance	45,154	54,466
Intertek Group plc	31,647	545,661
Invensys plc	89,457	329,753
ITV plc	260,811	150,541
Ladbrokes plc	46,037	140,228
Lloyds Banking Group plc	117,324	135,022
Northgate plc	5,980	9,807
Provident Financial plc	17,661	231,252
Reckitt Benckiser Group plc	14,906	679,327
Reed Elsevier plc	41,967	312,918
Rexam plc	42,157	197,895
Rio Tinto plc	11,808	411,073

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

	Number of Shares	Value
Rolls-Royce Group plc (a)	10,664	$63,585
Rolls-Royce Group plc, Class C (a)	914,971	1,505
Royal Bank of Scotland Group plc (a)	119,107	75,743
RSA Insurance Group plc	31,684	62,870
Sage Group plc	138,128	405,661
Smiths Group plc	11,791	136,456
Sportingbet plc (a)	84,946	79,847
Stagecoach Group plc	83,662	174,973
Tesco plc	80,951	471,832
Thomas Cook Group plc	98,130	332,792
Tui Travel plc	106,392	406,783
Unilever plc	73,411	1,722,650
Vodafone Group plc	398,510	770,309
WPP plc	25,609	170,328
		21,076,866
United States — 0.0%
NII Holdings, Inc., Class B (a)	3,635	69,319
Total Common Stocks (Cost $150,173,495)		127,802,313
Commingled Investment Vehicles — 15.9%
Exchange-Traded Funds — 1.8%
iShares MSCI Emerging Markets Index Fund	100,600	3,242,338
Private Investment Funds (e) — 14.1%
Convexity Capital Offshore, LP (a) (b) (c) (d)		7,218,931
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	40,375	13,988,868
Lone Dragon Pine, LP (a) (b) (c) (d)		3,218,865
Tosca (a) (b) (c) (d)	27,752	1,612,455
		26,039,119
Total Commingled Investment Vehicles (Cost $23,306,258)		29,281,457
Preferred Stocks — 0.6%
Hyundai Motor Co. Ltd., 3.98% (South Korea)	21,670	511,151
Malaysian Airline System Berhad, 30.0% (Malaysia)	20,000	4,324
Vale SA, 1.46% (Brazil)	42,940	654,126

Total Preferred Stocks (Cost $1,461,460)		1,169,601

	Number of Contracts	Value
Rights — 0.0%
Fortis, Expiring 07/04/14 (Belgium) (a) (b)	87,050	$—
Warrants — 0.1%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a)	1,023,867	24,575
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)	1,262,450	200,126
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	370,825	763
Total Warrants (Cost $443,620)		225,464

Interest Rate		Maturity Date	Principal Amount	Value
Short-Term Investments — 12.9%
Repurchase Agreements — 8.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 6/30/09 (proceeds at maturity $14,676,345) (collateralized by US Treasury Bills, due 08/13/09 through 08/20/09 with a principal value of $14,980,000 and a market value of $14,977,004)
(Cost $14,676,341)	0.010%	07/01/09	$14,676,341	$14,676,341
US Treasury Securities — 4.9%
US Treasury Bill (f)		07/09/09	3,000,000	2,999,943
US Treasury Bill (f)		07/30/09	1,000,000	999,874
US Treasury Bill (f)		08/20/09	1,000,000	999,782
US Treasury Bill (f)		09/03/09	1,000,000	999,742
US Treasury Bill (f) (g)		10/08/09	2,000,000	1,998,982
US Treasury Bill (f) (g)		11/12/09	1,000,000	999,107
Total US Treasury Securities (Cost $8,996,056)				8,997,430
Total Short-Term Investments (Cost $23,672,397)				23,673,771
Total Investments – 98.9% (Cost $199,057,230)				182,152,606
Other Assets in Excess of Liabilities – 1.1%				2,056,552
Net Assets – 100.0%				$184,209,158

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009
ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Reciept
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
SPADR	Sponsored ADR
VVPR	Verminderde Voorheffing Precompte Réduit (France dividend coupon)
XLON	London International Exchange
*	Approximately 20% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid security.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $27,895,137, which represents 15.14% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$16,840	$12,800
Convexity Capital Offshore, LP	02/16/06	7,333,333	7,218,931
Jazz Air Income Fund	03/12/07-05/22/07	23,682	9,041
Lansdowne UK Equity Fund Ltd.	05/31/03	6,434,533	13,988,868
Lone Dragon Pine, LP	03/31/08	5,000,000	3,218,865
Tosca	06/30/04	1,986,683	1,612,455
Total			$26,060,960
(e)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2009. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Summary Schedule of Investments

Common Stocks	69.4%
Private Investment Funds	14.1%
Short-Term Investments	12.9%
Exchange-Traded Funds	1.8%
Preferred Stocks	0.6%
Warrants	0.1%
Rights	0.0%
Total Investments	98.9%
Other Assets In Excess of Liabilities	1.1%
Net Assets	100.0%

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
15	September 2009 ASX S&P 200 Index	$1,178,814	$1,178,785	$(29)
12	September 2009 British Pound	1,231,643	1,234,725	3,082
17	September 2009 CAC 40 Index	757,224	746,933	(10,291)
118	September 2009 Canadian Dollar	10,579,476	10,159,800	(419,676)
3	September 2009 DAX Index	516,660	507,077	(9,583)
115	September 2009 Dow Jones EURO STOXX 50 Index	3,880,285	3,868,637	(11,648)
15	September 2009 EURO FX GLBX	2,616,617	2,632,500	15,883
38	September 2009 Swiss Franc	4,413,306	4,379,500	(33,806)
35	September 2009 Topix Index	3,343,266	3,358,852	15,586
67	September 2009 TSE 60 Index	7,244,670	7,224,468	(20,202)
				(470,684)
	Short Financial Futures Contracts
13	September 2009 Japanese Yen	(1,656,234)	(1,688,050)	(31,816)
				$(502,500)

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/16/2009	Goldman Sachs International	(c)	3 Month LIBOR plus a specified spread	MSCI AC World Index ex USA	$12,558,325	$1,803,491
06/30/2010	Barclays Bank, PLC		1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index	6,175,906	14,973
06/30/2010	Goldman Sachs International	(c)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	3,477,511	30,686
						$1,849,150

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2009. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments under FASB Statement No. 133. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Balance Sheet Location	Foreign Exchange Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$—
Warrants	Investments, at value	—	225,464	225,464
Swap Contracts	Swap contracts, at value	—	1,849,150	1,849,150
Futures Contracts	Variation margin*	18,965	15,586	34,551
Total Value – Assets		$18,965	$2,090,200	$2,109,165
Liability Derivatives
Futures Contracts	Variation margin*	$(485,298)	$(51,753)	$(537,051)
Total Value – Liabilities		$(485,298)	$(51,753)	$(537,051)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

TIFF International Equity Fund / Schedule of Investments (Unaudited)
June 30, 2009

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Foreign Exchange Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—
Warrants	Net realized gain (loss) from Investments	—	(67,339)	(67,339)
Swap Contracts	Net realized gain (loss) from Swap agreements	—	3,657,282	3,657,282
Futures Contracts	Net realized gain (loss) from Futures contracts	1,793,509	2,075,450	3,868,959
Forward Contracts	Net realized gain (loss) from Forward contracts	(15,652)	—	(15,652)
Total Realized Gain (Loss)		$1,777,857	$5,769,312	$7,443,250

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Foreign Exchange Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$—	$—
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	126,650	126,650
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	27,816	27,816
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(1,262,238)	(169,925)	(1,432,163)
Total Change in Appreciation (Depreciation)		$(1,262,238)	$(15,459)	$(1,277,697)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2009
Assets
Investments in securities, at value (cost: $184,380,889)	$167,476,265
Repurchase agreements (cost: $14,676,341)	14,676,341
Cash denominated in foreign currencies (cost: $146,695)	146,199
Receivables for:
Closed swap contracts	38,614
Interest	4
Dividends and tax reclaims	494,138
Swap contracts, at value	1,849,150
Total Assets	184,680,711
Liabilities
Due to broker for futures variation margin	191,884
Payable for:
Investment securities purchased	8
Accrued expenses and other liabilities	169,772
Money manager fees	109,889
Total Liabilities	471,553
Net Assets	$184,209,158
Shares Outstanding (500,000,000 authorized shares, par value $0.001 for each fund)	17,930,543
Net Asset Value Per Share	$10.27
Components of Net Assets:
Capital stock	$215,825,216
Distributions in excess of net investment income	(10,526,305)
Accumulated net realized loss on investments	(5,733,976)
Net unrealized depreciation on investments and foreign currencies	(15,355,777)
$184,209,158

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2009
Investment Income
Interest	$13,064
Dividends (net of foreign withholding taxes of $247,932)	2,682,498
Total Investment Income	2,695,562
Operating Expenses
Investment advisory fees	124,895
Money manager fees	796,139
Fund administration fees	111,215
Professional fees	42,942
Consulting and tax services fees	10,742
Chief compliance officer fees	5,751
Insurance	5,159
Registration and filing fees	11,666
Director fees	1,922
Miscellaneous fees and other	12,206
Total Operating Expenses	1,122,637
Net Investment Income	1,572,925
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $11)	(7,035,196)
Swap agreements	3,657,282
Financial futures contracts	3,868,959
Forward currency contracts and foreign currency-related transactions	(206,700)
Net Realized Gain	284,345
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	13,846,825
Net Realized and Unrealized Gain on Investments and Foreign Currencies	14,131,170
Net Increase in Net Assets Resulting from Operations	$15,704,095

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Changes in Net Assets

	Six Months Ended June 30. 2009 (Unaudited)	Year Ended December 31, 2008
Increase in Net Assets From Operations:
Net investment income	$1,572,925	$7,077,743
Net realized gain (loss) on investments and foreign currencies	284,345	(4,609,351)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,846,825	(151,183,633)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,704,095	(148,715,241)
Distributions
From net investment income	—	(400,022)
From net realized gains	—	(16,523,737)
Decrease in Net Assets Resulting from Distributions	—	(16,923,759)
Capital Share Transactions
Proceeds from shares sold	225,990	10,522,964
Proceeds from distributions reinvested	—	14,801,779
Entry/exit fees	92,920	680,919
Cost of shares redeemed	(12,161,695)	(80,186,676)
Net Decrease From Capital Shares Transactions	(11,842,785)	(54,181,014)
Total Increase (Decrease) in Net Assets	3,861,310	(219,820,014)
Net Assets
Beginning of period	180,347,848	400,167,862
End of period	$184,209,158	$180,347,848
Including undistributed (distributions in excess of) net investment income	$(10,526,305)	$(12,099,230)
Capital Share Transactions (in shares)
Shares sold	22,567	973,195
Shares reinvested	—	1,333,445
Shares redeemed	(1,468,041)	(5,597,825)
Net Decrease	(1,445,474)	(3,291,185)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2009
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$15,704,095
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(13,713,955)
Investments sold	28,592,564
(Purchase)/Sale of short-term investments, net	(12,514,812)
Decrease in foreign currency	26,296
Increase in interest receivable	(2)
Increase in dividends and tax reclaims receivable	(211,215)
Decrease in variation margin on financial futures contracts	209,564
Increase in accrued expenses and other liabilities	92,222
Net realized (gain) loss	7,035,196
Net change in unrealized (appreciation) depreciation on investments	(15,337,093)
Net cash from (used in) operating activities	9,882,860
Cash flows from (used in) financing activities
Proceeds from shares sold	3,227,698
Payment on shares redeemed	(12,070,482)
Cash distributions paid	(1,040,076)
Net cash from (used in) financing activities	(9,882,860)
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
June 30, 2009
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the Period* 1/1/09 – 6/30/09
1) Actual	$1,000	$1,075.40	$7.51
2) Hypothetical	$1,000	$1,017.55	$7.30
*	Expenses are equal to the fund’s annualized expense ratio of 1.46% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.

TIFF US Equity Fund
June 30, 2009
Financial Highlights

	Six Months Ended 6/30/09 (unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05		Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$8.35		$13.39	$14.90	$14.07	$14.49		$12.95
Income (loss) from investment operations
Net investment income	(0.05)		0.01	0.11	0.10	0.07	(a)	0.07
Net realized and unrealized gain (loss) on investments	0.68		(4.83)	0.33	2.35	0.88		1.57
Total from investment operations	0.63		(4.82)	0.44	2.45	0.95		1.64
Less distributions from
Net investment income	—		(0.11)	(0.14)	(0.10)	(0.17)		(0.11)
Net realized gains	—		(0.11)	(1.82)	(1.53)	(1.21)		—
Total distributions	—		(0.22)	(1.96)	(1.63)	(1.38)		(0.11)
Entry/exit fee per share (b)	—	(c)	— (c)	0.01	0.01	0.01		0.01
Net asset value, end of year	$8.98		$8.35	$13.39	$14.90	$14.07		$14.49
Total return (d)	7.54	%(e)	(36.39)%	2.84%	17.68%	6.71%		12.75%
Ratios/supplemental data
Net assets, end of year (000s)	$121,936		$127,371	$227,588	$216,369	$199,339		$229,770
Ratio of expenses to average net assets (f)	1.46	%(g)	0.68%	0.73%	0.74%	0.72%		0.73%
Ratio of expenses to average net assets before expense waivers (f)	1.46	%(g)	0.68%	0.73%	0.74%	0.73%		0.74%
Ratio of net investment income to average net assets	(0.43	)%(g)	0.31%	0.56%	0.63%	0.48	%(a)	0.48%
Portfolio turnover	13.46	%(e)	33.87%	37.54%	34.50%	32.85%		57.49%

(a)	Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.21%.
(b)	Calculation based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(e)	Not annualized.
(f)	The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.
(g)	Annualized.

See accompanying Notes to Financial Statements.

TIFF US Equity Fund / Schedule of Investments (unaudited)*
June 30, 2009

	Number of Shares	Value
Investments — 99.7% of net assets
Common Stocks — 71.4%
Aerospace & Defense — 2.0%
AAR Corp. (a)	69,815	$1,120,531
General Dynamics Corp.	2,300	127,397
Goodrich Corp.	4,900	244,853
L-3 Communications Holdings, Inc.	4,200	291,396
Northrop Grumman Corp.	7,900	360,872
Raytheon Co.	8,000	355,440
		2,500,489
Beverages — 1.9%
Coca-Cola Enterprises, Inc.	7,600	126,540
Constellation Brands, Inc., Class A (a)	139,400	1,767,592
PepsiCo, Inc.	6,800	373,728
		2,267,860
Biotechnology — 0.7%
Amgen, Inc. (a)	10,300	545,282
Biogen Idec, Inc. (a)	5,500	248,325
Gilead Sciences, Inc. (a)	2,400	112,416
		906,023
Capital Markets — 1.3%
Ameriprise Financial, Inc.	12,700	308,229
Franklin Resources, Inc.	5,500	396,055
Goldman Sachs Group, Inc. (The)	1,000	147,440
Morgan Stanley	7,600	216,676
T. Rowe Price Group, Inc.	6,700	279,189
TD Ameritrade Holding Corp. (a)	12,400	217,496
		1,565,085
Chemicals — 2.4%
Ecolab, Inc.	7,300	284,627
International Flavors & Fragrances, Inc.	24,500	801,640
Nalco Holding Co.	106,468	1,792,921
		2,879,188
Commercial Banks — 1.6%
BB&T Corp.	5,800	127,484
North Valley Bancorp	69,300	344,421
Prosperity Bancshares, Inc.	46,187	1,377,758
South Financial Group, Inc. (The)	64,000	76,160
		1,925,823
Communications Equipment — 0.6%
Cisco Systems, Inc. (a)	29,900	557,336
Research In Motion Ltd. (Canada) (a)	2,500	177,625
		734,961
Computers & Peripherals — 2.4%
Apple, Inc. (a)	2,400	341,832
Dell, Inc. (a)	29,700	407,781
Hewlett-Packard Co.	16,300	629,995

	Number of Shares	Value
International Business Machines Corp. (IBM)	3,200	$334,144
QLogic Corp. (a)	80,000	1,014,400
Western Digital Corp. (a)	6,600	174,900
		2,903,052
Diversified Consumer Services — 3.8%
Apollo Group, Inc., Class A (a)	4,000	284,480
DeVry, Inc.	43,200	2,161,728
ITT Educational Services, Inc. (a)	22,100	2,224,586
		4,670,794
Diversified Financial Services — 0.5%
Moody’s Corp.	12,400	326,740
NYSE Euronext	11,800	321,550
		648,290
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	31,000	770,040
General Communications, Inc., Class A (a)	94,100	652,113
Verizon Communications, Inc.	10,100	310,373
		1,732,526
Electric Utilities — 2.2%
Edison International	11,900	374,374
FirstEnergy Corp.	6,100	236,375
NV Energy, Inc.	188,000	2,028,520
		2,639,269
Electronic Equipment, Instruments & Components — 3.3%
Checkpoint Systems, Inc. (a)	192,700	3,023,463
Rogers Corp. (a)	45,000	910,350
Tyco Electronics Ltd. (Switzerland)	6,800	126,412
		4,060,225
Energy Equipment & Services — 2.2%
Cal Dive International, Inc. (a)	206,700	1,783,821
Tidewater, Inc.	21,000	900,270
		2,684,091
Food & Staples Retailing — 0.8%
Geerlings & Wade, Inc. (a)	66,300	6,630
Kroger Co. (The)	14,100	310,905
Safeway, Inc.	12,400	252,588
Sysco Corp.	16,100	361,928
		932,051
Food Products — 0.7%
Archer-Daniels-Midland Co.	14,500	388,165
Campbell Soup Co.	4,300	126,506
ConAgra Foods, Inc.	20,400	388,824
		903,495
Health Care Equipment & Supplies — 1.8%
Accuray, Inc. (a)	144,294	962,441
Cooper Companies, Inc. (The)	51,198	1,266,126

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
PharmChem, Inc. (a) (b)	269,200	$350
		2,228,917
Health Care Providers & Services — 4.3%
Aetna, Inc.	7,600	190,380
AmerisourceBergen Corp.	15,800	280,292
Cardinal Health, Inc.	10,200	311,610
Lincare Holdings, Inc. (a)	20,000	470,400
McKesson Corp.	7,600	334,400
Owens & Minor, Inc.	20,800	911,456
UnitedHealth Group, Inc.	16,300	407,174
Universal Health Services, Inc., Class B	36,950	1,805,008
WellPoint, Inc. (a)	9,700	493,633
		5,204,353
Hotels, Restaurants & Leisure — 0.9%
California Pizza Kitchen, Inc. (a)	50,500	671,145
McDonald’s Corp.	5,700	327,693
Yum! Brands, Inc.	4,200	140,028
		1,138,866
Household Products — 0.8%
Kimberly-Clark Corp.	3,700	193,991
Procter & Gamble Co. (The)	14,600	746,060
		940,051
Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc. (a)	5,600	145,376
Industrial Conglomerates — 0.2%
Tyco International Ltd. (Switzerland)	11,900	309,162
Insurance — 5.3%
Aflac, Inc.	9,300	289,137
Allstate Corp. (The)	12,200	297,680
Arthur J. Gallagher & Co.	50,000	1,067,000
Brown & Brown, Inc.	60,000	1,195,800
Chubb Corp.	7,700	307,076
Progressive Corp. (The) (a)	15,000	226,650
Prudential Financial, Inc.	3,800	141,436
Travelers Companies, Inc. (The)	9,900	406,296
Unum Group	8,300	131,638
Willis Group Holdings Ltd. (United Kingdom)	94,510	2,431,742
		6,494,455
Internet Software & Services — 0.4%
Google, Inc., Class A (a)	1,100	463,749
IT Services — 0.4%
Computer Sciences Corp. (a)	6,800	301,240
Visa, Inc., Class A	2,800	174,328
		475,568
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc. (a)	23,400	954,018

	Number of Shares	Value
Machinery — 1.3%
Cummins, Inc.	8,200	$288,722
Dover Corp.	6,300	208,467
John Bean Technologies Corp.	79,300	992,836
Parker-Hannifin Corp.	3,500	150,360
		1,640,385
Media — 2.0%
Comcast Corp., Class A	12,400	179,676
DIRECTV Group, Inc. (The) (a)	14,700	363,237
Live Nation, Inc. (a)	256,669	1,247,411
Omnicom Group, Inc.	4,500	142,110
Time Warner Cable, Inc.	3,631	114,994
Time Warner, Inc.	14,466	364,399
		2,411,827
Metals & Mining — 1.2%
Alcoa, Inc.	13,400	138,422
Haynes International, Inc. (a)	42,000	995,400
Pacific Rim Mining Corp. (Canada) (a) (c) (d)	35,000	9,450
Southern Copper Corp.	16,700	341,348
		1,484,620
Multi-Utilities — 1.2%
DTE Energy Co.	4,600	147,200
OGE Energy Corp.	30,000	849,600
Public Service Enterprise Group, Inc.	5,800	189,254
Sempra Energy	6,900	342,447
		1,528,501
Multiline Retail — 2.3%
Big Lots, Inc. (a)	110,125	2,315,929
Saks, Inc. (a)	100,000	443,000
		2,758,929
Office Electronics — 1.6%
Zebra Technologies Corp., Class A (a)	80,600	1,906,996
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	13,500	894,375
ConocoPhillips	14,700	618,282
Encore Acquisition Co. (a)	56,900	1,755,365
Exxon Mobil Corp.	25,500	1,782,705
Marathon Oil Corp.	11,500	346,495
Murphy Oil Corp.	6,800	369,376
Stone Energy Corp. (a)	53,700	398,454
Valero Energy Corp.	14,500	244,905
		6,409,957
Pharmaceuticals — 2.2%
Eli Lilly & Co.	3,900	135,096
Forest Laboratories, Inc. (a)	12,100	303,831
Johnson & Johnson	12,000	681,600
Pfizer, Inc.	50,100	751,500

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2009

	Number of Shares	Value
Salix Pharmaceuticals Ltd. (a)	78,635	$776,127
		2,648,154
Road & Rail — 2.8%
Avis Budget Group, Inc. (a)	218,500	1,234,525
CSX Corp.	4,400	152,372
Kansas City Southern (a)	98,200	1,582,002
Norfolk Southern Corp.	4,600	173,282
Union Pacific Corp.	6,200	322,772
		3,464,953
Semiconductors & Semiconductor Equipment — 1.9%
Cabot Microelectronics Corp. (a)	58,057	1,642,433
Intel Corp.	13,600	225,080
Texas Instruments, Inc.	22,400	477,120
		2,344,633
Software — 1.6%
Microsoft Corp.	47,400	1,126,698
NexPrise, Inc. (a) (b)	28,553	4,283
Oracle Corp.	18,700	400,554
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	23,900	371,884
		1,903,753
Specialty Retail — 3.5%
Gap, Inc. (The)	20,800	341,120
Home Depot, Inc. (The)	8,400	198,492
PetSmart, Inc.	99,200	2,128,832
Ross Stores, Inc.	4,900	189,140
Sally Beauty Holdings, Inc. (a)	114,641	729,117
Sherwin-Williams Co. (The)	4,300	231,125
TJX Companies, Inc. (The)	12,800	402,688
		4,220,514
Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	14,100	379,008
Hanesbrands, Inc. (a)	71,122	1,067,541
		1,446,549
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,900	344,211
Tobacco — 0.2%
Reynolds American, Inc.	7,700	297,374
Total Common Stocks (Cost $94,479,909)		87,119,093
Commingled Investment Vehicles (e) — 17.9%
Long/Short Equity Fund — 17.8%
Adage Capital Partners, LP (a) (b) (c) (d)		21,779,630
Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		82,265
Total Commingled Investment Vehicles (Cost $18,586,812)		21,861,895

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 10.4%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/09 (proceeds at maturity $3,594,996) (collateralized by US Treasury Bills, due 08/13/09 through 08/20/09 with a principal value of $3,680,000 and a market value of $3,679,264)
(Cost $3,594,995)	0.010%	07/01/09	$3,594,995	$3,594,995
US Treasury Securities — 7.4%
US Treasury Bill (f)		07/30/09	3,000,000	2,999,622
US Treasury Bill (f)		08/20/09	1,000,000	999,782
US Treasury Bill (f) (g)		09/10/09	2,000,000	1,999,350
US Treasury Bill (f) (g)		10/15/09	1,000,000	999,441
US Treasury Bill (f) (g)		11/12/09	2,000,000	1,998,214
Total US Treasury Securities (Cost $8,995,293)				8,996,409
Total Short-Term Investments (Cost $12,590,288)				12,591,404
Total Investments – 99.7% (Cost $125,657,009)				121,572,392
Other Assets in Excess of Liabilities – 0.3%				363,771
Net Assets – 100.0%				$121,936,163

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2009
*	Approximately 40% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid security.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $21,871,679, which represents 17.94% of the fund’s net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 – 06/30/03	$17,936,090	$21,779,630
Gotham Partners, LP	06/29/97	650,722	82,265
Pacific Rim Mining Corp. (Canada)	06/01/04	100,800	9,450
Total			$21,871,345
(e)	Portfolio holdings information of the Commingled Investment Vehicles is not available as of June 30, 2009. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Summary Schedule of Investments

Common Stocks	71.4%
Long/Short Equity Funds	17.8%
Short-Term Investments	10.4%
Other	0.1%
Total Investments	99.7%
Other Assets In Excess of Liabilities	0.3%
Net Assets	100.0%

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
136	September 2009 S&P 500 Index	$30,779,853	$31,127,000	$347,147
	Short Financial Futures Contracts
225	September 2009 Russell 2000 Index	(11,318,425)	(11,412,000)	(93,575)
18	September 2009 S&P Midcap 400 Index	(5,119,122)	(5,190,300)	(71,178)
				(164,753)
				$182,394

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2009

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2009. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments under FASB Statement No. 133. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Balance Sheet Location	Equity Risk	Total
Asset Derivatives
Futures Contracts	Variation Margin*	$347,147	$347,147
Total Value – Assets		347,147	347,147
Liability Derivatives
Futures Contracts	Variation Margin*	$(164,753)	$(164,753)
Total Value – Liabilities		$(164,753)	$(164,753)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Equity Risk	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain (loss) from Futures contracts	$(326,526)	$(326,526)
Total Realized Gain (Loss)		$(326,526)	$(326,526)

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the six months ended June 30, 2009, grouped by contract type and risk exposure category as defined in FASB Statement No. 161.

Derivative Type	Income Statement Location	Equity Risk	Total
Change in Appreciation (Depreciation)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$334,800	$334,800
Total Change in Appreciation (Depreciation)		$334,800	$334,800

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2009
Assets
Investments in securities, at value (cost: $122,062,014)	$117,977,397
Repurchase agreements (cost: $3,594,995)	3,594,995
Receivables for:
Investment securities sold	632,848
Interest	1
Dividends and tax reclaims	99,409
Capital stock sold	6,883
Other assets	334,758
Total Assets	122,646,291
Liabilities
Due to broker for futures variation margin	157,800
Payable for:
Investment securities purchased	370,366
Accrued expenses	75,290
Money manager fees	106,672
Total Liabilities	710,128
Net Assets	$121,936,163
Shares Outstanding (500,000,000 authorized shares, par value $0.001 for each fund)	13,573,449
Net Asset Value Per Share	$8.98
Components of Net Assets:
Capital stock	$174,674,980
Distributions in excess of net investment income	(3,857,734)
Accumulated net realized loss on investments	(44,978,863)
Net unrealized depreciation on investments and foreign currencies	(3,902,220)
$121,936,163

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2009
Investment Income
Interest	$21,778
Dividends (net of foreign withholding taxes of $649)	595,194
Total Investment Income	616,972
Operating Expenses
Investment advisory fees	89,862
Money manager fees	644,128
Fund administration fees	63,696
Professional fees	36,677
Consulting and tax services fees	10,120
Chief compliance officer fees	4,199
Insurance	2,826
Registration and filing fees	11,306
Director fees	1,403
Miscellaneous fees and other	10,294
Total Operating Expenses	874,511
Net Investment Loss	(257,539)
Net Realized Gain (Loss) from:
Investments	(11,130,299)
Financial futures contracts	(326,526)
Forward currency contracts and foreign currency-related transactions	117
Net Realized Loss	(11,456,708)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	20,502,378
Net Realized and Unrealized Gain on Investments and Foreign Currencies	9,045,670
Net Increase in Net Assets Resulting from Operations	$8,788,131

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase in Net Assets From Operations
Net investment income (loss)	$(257,539)	$564,888
Net realized gain (loss) on investments and foreign currencies	(11,456,708)	(23,208,219)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,502,378	(59,073,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,788,131	(81,717,160)
Distributions
From net investment income	—	(1,787,346)
From net realized gains	—	(1,810,016)
Decrease in Net Assets Resulting from Distributions	—	(3,597,362)
Capital Share Transactions
Proceeds from shares sold	1,315,621	5,675,820
Proceeds from distributions reinvested	—	3,161,387
Entry/exit fees	42,390	73,759
Cost of shares redeemed	(15,580,644)	(23,813,427)
Net Decrease From Capital Shares Transactions	(14,222,633)	(14,902,461)
Total Decrease in Net Assets	(5,434,502)	(100,216,983)
Net Assets
Beginning of period	127,370,665	227,587,648
End of period	$121,936,163	$127,370,665
Including undistributed (distributions in excess of) net investment income	$(3,857,734)	$(3,600,195)
Capital Share Transactions (in shares)
Shares sold	154,619	483,376
Shares reinvested	—	291,714
Shares redeemed	(1,838,478)	(2,516,157)
Net Decrease	(1,683,859)	(1,741,067)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2009
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$8,788,131
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(13,277,927)
Investments sold	29,599,591
(Purchase)/Sale of short term investments, net	(1,936,973)
Decrease in dividends and tax reclaims receivable	49,726
Increase in other assets	(334,758)
Decrease in variation margin on financial futures contracts	277,350
Increase in accrued expenses and other liabilities	101,704
Net realized (gain) loss	11,130,299
Net change in unrealized (appreciation) depreciation on investments	(20,167,627)
Net cash from (used in) operating activities	14,229,516
Cash flows from (used in) financing activities
Proceeds from shares sold	1,312,176
Payment on shares redeemed	(15,541,692)
Net cash from (used in) financing activities	(14,229,516)
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
June 30, 2009
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During the Period* 1/1/09-6/30/09
1) Actual	$1,000	$1,000.90	$0.84
2) Hypothetical	$1,000	$1,023.95	$0.85
*	Expenses are equal to the fund’s annualized expense ratio of 0.17% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund
June 30, 2009
Financial Highlights

	Six Months Ended 6/30/09 (unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
For a share outstanding throughout each period
Net asset value, beginning of year	$9.89		$9.78	$9.74	$9.76	$9.79	$9.83
Income from investment operations
Net investment income	0.01		0.18	0.44	0.47	0.31	0.12
Net realized and unrealized gain (loss) on investments	—	(a)	0.11	0.04	(0.02)	(0.03)	(0.03)
Total from investment operations	0.01		0.29	0.48	0.45	0.28	0.09
Less distributions from
Net investment income	(0.01)		(0.18)	(0.44)	(0.47)	(0.31)	(0.13)
Net asset value, end of year	$9.89		$9.89	$9.78	$9.74	$9.76	$9.79
Total return (b)	0.09	%(c)	2.97%	5.03%	4.72%	2.93%	0.92%
Ratios/supplemental data
Net assets, end of year (000s)	$239,674		$219,820	$159,546	$99,244	$116,943	$91,073
Ratio of expenses to average net assets	0.17	%(d)	0.20%	0.21%	0.19%	0.21%	0.31%
Ratio of expenses to average net assets before expense waivers	0.17	%(d)	0.20%	0.21%	0.19%	0.21%	0.36%
Ratio of net investment income to average net assets	0.19	%(d)	1.75%	4.53%	4.64%	3.12%	1.19%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment. For certain periods, total return would have been lower had certain expenses not been waived.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Schedule of Investments (unaudited)
June 30, 2009

Interest Rate		Maturity Date	Principal Amount	Value
Investments — 101.0% of net assets
Short-Term Investments — 101.0%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/09 (proceeds at maturity $3,481,807) (collateralized by a US Treasury Bill, due 08/13/09 with a principal value of $3,555,000 and a market value of $3,554,289)
(Cost $3,481,806)	0.010%	07/01/09	$3,481,806	$3,481,806
US Treasury Securities — 99.6%
US Treasury Bill (a)		09/10/09	2,000,000	1,999,350
US Treasury Bill (a)		10/22/09	3,000,000	2,998,116
US Treasury Bill (a)		11/05/09	2,000,000	1,998,504
US Treasury Bill (a)		11/12/09	1,000,000	999,107
US Treasury Bill (a)		11/27/09	102,000,000	101,883,924
US Treasury Bill (a)		12/03/09	22,000,000	21,974,238
US Treasury Bill (a)		12/17/09	3,000,000	2,995,353
US Treasury Bill (a)		12/24/09	80,000,000	79,867,040
US Treasury Bill (a)		12/31/09	24,000,000	23,958,747
Total US Treasury Securities (Cost $238,678,702)				238,674,379
Total Short-Term Investments (Cost $242,160,508)				242,156,185
Total Investments – 101.0% (Cost $242,160,508)				242,156,185
Liabilities in Excess of Other Assets – (1.0%)				(2,481,919)
Net Assets – 100.0%				$239,674,266
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Short-Term Investments	101.0%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2009
Assets
Investments in securities, at value (cost: $238,678,702)	$238,674,379
Repurchase agreements (cost: $3,481,806)	3,481,806
Receivables for:
Investment securities sold	19,987,800
Interest	1
Capital stock sold	1,724,166
Total Assets	263,868,152
Liabilities
Payable for:
Capital stock repurchased	144,000
Investment securities purchased	23,959,313
Accrued expenses and other liabilities	85,410
Distributions	5,163
Total Liabilities	24,193,886
Net Assets	$239,674,266
Shares Outstanding (500,000,000 authorized shares, par value $0.001 for each fund)	24,227,848
Net Asset Value Per Share	$9.89
Components of Net Assets:
Capital stock	$240,316,313
Undistributed net investment income	12,802
Accumulated net realized loss on investments	(650,527)
Net unrealized depreciation on investments and foreign currencies	(4,322)
$239,674,266

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2009
Investment Income
Interest	$411,627
Total Investment Income	411,627
Operating Expenses
Investment advisory fees	34,964
Fund administration fees	87,509
Professional fees	25,827
Consulting and tax services fees	10,179
Chief compliance officer fees	8,334
Insurance	2,137
Registration and filing fees	12,420
Director fees	2,733
Miscellaneous fees and other	8,247
Total Operating Expenses	192,350
Net Investment Income	219,277
Net Realized Gain (Loss) from:
Investments	377,946
Net Realized Gain	377,946
Net Change in Unrealized Appreciation (Depreciation) on Investments	(329,377)
Net Realized and Unrealized Gain on Investments	48,569
Net Increase in Net Assets Resulting from Operations	$267,846

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase in Net Assets From Operations
Net investment income	$219,277	$3,090,273
Net realized gain (loss) on investments	377,946	2,020,312
Net change in unrealized appreciation (depreciation) on investments	(329,377)	137,916
Net Increase (Decrease) in Net Assets Resulting from Operations	267,846	5,248,501
Distributions
From net investment income	(208,137)	(3,091,082)
Decrease in Net Assets Resulting from Distributions	(208,137)	(3,091,082)
Capital Share Transactions
Proceeds from shares sold	113,421,628	266,053,761
Proceeds from distributions reinvested	177,382	2,518,887
Cost of shares redeemed	(93,804,300)	(210,456,393)
Net Increase (Decrease) From Capital Shares Transactions	19,794,710	58,116,255
Total Increase (Decrease) in Net Assets	19,854,419	60,273,674
Net Assets
Beginning of year	219,819,847	159,546,173
End of year	$239,674,266	$219,819,847
Including undistributed (distributions in excess of) net investment income	$12,802	$1,662
Capital Share Transactions (in shares)
Shares sold	11,469,932	27,053,714
Shares reinvested	17,940	256,544
Shares redeemed	(9,485,646)	(21,396,173)
Net Increase (Decrease)	2,002,226	5,914,085

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2009
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$267,846
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	(15,359,990)
Increase in interest receivable	(1)
Increase in accrued expenses and other liabilities	13,129
Net realized (gain) loss	(377,946)
Net change in unrealized (appreciation) depreciation on investments	329,377
Net cash from (used in) operating activities	(15,127,585)
Cash flows from (used in) financing activities
Proceeds from shares sold	111,824,727
Payment on shares redeemed	(96,660,300)
Cash distributions paid	(36,842)
Increase (decrease) in payable for reverse repurchase agreements
Net cash from (used in) financing activities	15,127,585
Net increase (decrease) in cash
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of all distributions of:	$177,382

See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)
June 30, 2009

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
International Equity	Attain appreciation of principal that at least offsets inflation.
US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at “fair value.” If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Notes to Financial Statements (unaudited)
June 30, 2009

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Financial Accounting Standards No. 157

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The funds adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Deceased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), effective April 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Notes to Financial Statements (unaudited)
June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the funds’ investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$571,057,838	$357,493,250	$—	$928,551,088
Subordinated Convertible Notes	—	997,878	—	997,878
Corporate Bonds	—	44,674,619	—	44,674,619
Asset-Backed Securities	—	25,188,170	—	25,188,170
Mortgage-Backed Securities	—	88,147,260	—	88,147,260
US Treasury Securities	314,795,904	—	—	314,795,904
Exchange-Traded Funds and Mutual Funds	101,651,115	—	—	101,651,115
Private Investment Funds	—	—	296,620,833	296,620,833
Preferred Stocks	1,394,040	2,398,897	—	3,792,937
Purchased Options	7,275,000	161,250	—	7,436,250
Rights	—	95,294	—	95,294
Warrants	—	477,806	—	477,806
Short-Term Investments	617,277,748	—	—	617,277,748
Total Investments in Securities	$1,613,451,645	$519,634,424	$296,620,833	$2,429,706,902
Financial Futures Contracts	3,413,316	—	—	3,413,316
Swap Contracts	—	4,361,761	—	4,361,761
Total Other Financial Instruments	$3,413,316	$4,361,761	$ —	$7,775,077
Total Assets	$1,616,864,961	$523,996,185	$296,620,833	$2,437,481,979

Liabilities
Common Stocks*	$(13,463,012)	$(3,182,842)	$—	$(16,645,854)
Total Securities Sold Short	$(13,463,012)	$(3,182,842)	$ —	$(16,645,854)
Financial Futures Contracts	(4,451,348)	—	—	(4,451,348)
Forward Currency Contracts	(46,226)	—	—	(46,226)
Total Other Financial Instruments	$(4,497,574)	$ —	$ —	$(4,497,574)
Total Liabilities	$(17,960,586)	$(3,182,842)	$ —	$(21,143,428)
*	Securities categorized as Level 2 include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,753,293	$119,049,020	$—	$127,802,313
Exchange-Traded Funds	3,242,338	—	—	3,242,338
Private Investment Funds	—	—	26,039,119	26,039,119
Preferred Stocks	—	1,169,601	—	1,169,601
Rights	—	0	—	0
Warrants	—	225,464	—	225,464
Short-Term Investments	23,673,771	—	—	23,673,771
Total Investments in Securities	$35,669,402	$120,444,085	$26,039,119	$182,152,606
Financial Futures Contracts	34,551	—	—	34,551
Swap Contracts	—	1,849,150	—	1,849,150
Total Other Financial Instruments	$34,551	$1,849,150	$ —	$1,883,701
Total Assets	$35,703,953	$122,293,235	$26,039,119	$184,036,307

Liabilities
Financial Futures Contracts	$(537,051)	$—	$—	$(537,051)
Total Other Financial Instruments	$(537,051)	$ —	$ —	$(537,051)
Total Liabilities	$(537,051)	$ —	$ —	$(537,051)
*	Securities categorized as Level 2 include listed foreign equities whose values have been adjusted with factors to reflect changes to foreign markets after market close.

Notes to Financial Statements (unaudited)
June 30, 2009

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$87,118,759	$334	$—	$87,119,093
Commingled Investment Vehicles	—	—	21,861,895	21,861,895
Short-Term Investments	12,591,404	—	—	12,591,404
Total Investments in Securities	$99,710,163	$334	$21,861,895	$121,572,392
Financial Futures Contracts	347,147	—	—	347,147
Total Other Financial Instruments	$347,147	$ —	$ —	$347,147
Total Assets	$100,057,310	$334	$21,861,895	$121,919,539

Liabilities
Financial Futures Contracts	$(164,753)	$—	$—	$(164,753)
Total Other Financial Instruments	$(164,753)	$ —	$ —	$(164,753)
Total Liabilities	$(164,753)	$ —	$ —	$(164,753)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$242,156,185	$—	$—	$242,156,185
Total Investments in Securities	$242,156,185	$ —	$ —	$242,156,185
Total Assets	$242,156,185	$ —	$ —	$242,156,185

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and / or out of Level 3	Balance as of June 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/09 for the period ended 6/30/09
Common Stocks	$7,600	$—	$(7,600)	$—	$—	$—	$(7,600)
Private Investment Funds	317,364,856	(9,545,788)	35,622,648	(46,820,883)	—	296,620,833	26,076,860
Total	$317,372,456	$(9,545,788)	$35,615,048	$(46,820,883)	$ —	$296,620,833	$26,069,260

International Equity Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of June 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/09 for the period ended 6/30/09
Private Investment Funds	$31,771,921	$1,762,157	$2,212,649	$(9,707,608)	$—	$26,039,119	$3,974,806

Notes to Financial Statements (unaudited)
June 30, 2009

US Equity Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of June 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/09 for the period ended 6/30/09
Commingled Investment Vehicles	$35,655,540	$(2,736,427)	$4,206,355	$(15,263,573)	$—	$21,861,895	$1,469,928

Financial Accounting Standards No. 161

The funds adopted FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about (a) how and why the funds use derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the funds’ financial position, financial performance, and cash flows.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The funds accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended June 30, 2009, the funds did not incur any such interest or penalties. The funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Expenses

Expenses directly attributable to a fund are charged to that fund’s operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Notes to Financial Statements (unaudited)
June 30, 2009

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:

Fund	Dividends from Net Investment Income	Capital Gains Distributions
Multi-Asset	Quarterly	Annually
International Equity	Semi-annually	Annually
US Equity	Quarterly	Annually
Short-Term	Monthly	Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date.
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds may employ derivatives strategies, such as futures, options on futures, buying and selling options, swaps (including interest rate, currency, total return, index and credit default swaps) and caps, floors and collars related to such swaps. Derivatives may be used for “hedging,” which means that they may be used when the manager seeks to protect a fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivative strategies also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon the manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Notes to Financial Statements (unaudited)
June 30, 2009

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including but not limited to put and call options written (sold) by a fund, futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with managing the foreign currency exchange risk to which they may be subject in the normal course of pursuing their investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. However, such transactions may also be used to generate income for a fund or otherwise increase its total return or reduce benchmark risk.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in net realized gain/(loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Financial Futures Contracts

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

Notes to Financial Statements (unaudited)
June 30, 2009

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedules of Investments (as applicable).

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned on the security. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The funds may use option contracts to manage market exposures and exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund may purchase or write may be traded on a national securities exchange or in the over-the-counter (OTC) market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased or sold.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Notes to Financial Statements (unaudited)
June 30, 2009

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

Depending on their structure, swap agreements may increase or decrease a fund’s exposure to equity markets, interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.

Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The risk of loss to a fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the net amount that the fund is entitled to receive. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit default swaps.  A fund may be a buyer or seller of credit default swaps. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

A fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event. A fund may sell credit default swaps, to receive periodic payments but in doing so is exposed to the risk that the value of the reference debt obligation may decline due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. A fund may also sell credit default swaps in order to gain exposure that is similar to owning the reference debt obligation. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to the risk that there would be a credit event and the fund would have to make a substantial payment.

Notes to Financial Statements (unaudited)
June 30, 2009

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved investment advisory agreements with TIFF Advisory Services, Inc. (“TAS”). Each fund pays TAS a monthly fee calculated by applying the annual rates set forth below to such fund’s average daily net assets for the month:

Assets	Multi-Asset Fund	International Equity Fund	US Equity Fund	Short-Term Fund
On the first $500 million	0.20%	0.15%	0.15%	0.03%
On the next $500 million	0.18%	0.13%	0.13%	0.03%
On the next $500 million	0.15%	0.11%	0.11%	0.02%
On the next $500 million	0.13%	0.09%	0.09%	0.02%
On the next $500 million	0.11%	0.07%	0.07%	0.01%
On the remainder (> $2.5 billion)	0.09%	0.05%	0.05%	0.01%

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the funds and their fees as a percent of assets managed during the six months ended June 30, 2009 were as follows:

	Minimum	Maximum	Effective Fee Rate
Multi-Asset Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.73%
Brookfield Redding, LLC (a)	0.50%	2.50%	2.30%
Marathon Asset Management, LLP (a)	0.15%	(b)	0.30%
Mondrian Investment Partners Limited	0.30%	0.43%	0.35%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.99%
Smith Breeden Associates, Inc. (a)	0.10%	0.85%	0.10%
Southeastern Asset Management, Inc.-Global (c)	1.00%	1.00%	1.00%
Southeastern Asset Management, Inc.-Japan (c)	1.00%	1.50%	1.50%
Wellington Management Company, LLP-HighYield (d)	0.35%	0.45%	0.44%
Wellington Management Company, LLP-Natural Resources	0.35%	0.45%	0.40%
Westport Asset Management, Inc. (a)	0.15%	2.00%	1.67%
International Equity Fund
Marathon Asset Management, LLP (a)	0.15%	1.60%	1.99%
Mondrian Investment Partners Limited	0.33%	0.55%	0.53%
US Equity Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.80%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.96%
Westport Asset Management, Inc. (a)	0.15%	2.00%	3.42%
(a)	Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range, because performance fees are based on either assets or performance from a period prior to when they are accrued.
(b)	With respect to fund assets managed prior to October 31, 2008, Marathon’s fee is based on performance. Its fee formula with respect to such assets entails a floor of 15 basis points, a cap of 160 basis points, and a fulcrum fee of 88 basis points. With respect to assets allocated to Marathon on or after October 31, 2008, which represented approximately one-third of the fund assets allocated to Marathon as of that date, Marathon’s compensation entails an asset-backed fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds that of the MSCI ACW Index, measured over a rolling sixty-month period, multiplied by the average daily net asset value of such assets over the same sixty-month period.
(c)	Money manager portfolio inception was June 24, 2009.
(d)	Money manager portfolio inception was June 29, 2009.

Notes to Financial Statements (unaudited)
June 30, 2009

With respect to the funds’ investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds’ share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

TIP has designated Mr. Christian A. Szautner as its Chief Compliance Officer (“CCO”). Mr. Szautner is an employee of TAS and also serves as TAS’s CCO. For his services to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), TIP reimburses TAS for a portion of the costs related to Mr. Szautner. Each fund pays a pro rata portion of such costs based on its share of TIP’s net assets.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services of 0.07% per annum on the average daily net assets of TIP. Fees paid for non-core services rendered by State Street, which include but are not limited to foreign custody, transactional fees, and out-of-pocket expenses, are based upon assets of TIP and/or on transactions entered into by TIP during the period. Fees for such services paid to State Street by TIP are reflected as fund administration fees in the Statement of Operations.

Effective July 1, 2009, TAS provides certain administrative services, which previously had been provided in substantial part by a third party service provider, to TIP under a Services Agreement. For these services, each fund pays a monthly fee calculated by applying the following annual rates to such fund’s average daily net assets for the month: 0.02% for Multi-Asset, International Equity, and US Equity Funds, respectively, and 0.01% for Short-Term Fund.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2009, were as follows:

Non-US Government Securities
Fund	Purchases	Sales
Multi-Asset	$505,789,145	$432,587,501
International Equity	8,874,677	25,802,691
US Equity	13,614,801	30,191,756

US Government Securities
Fund	Purchases	Sales
Multi-Asset	$792,932,666	$777,965,319

For federal income tax purposes, the cost of securities owned at June 30, 2009, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of securities, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned June 30, 2009, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
Multi-Asset	$168,342,759	$(319,614,315)	$(151,271,556)	$2,580,978,458
International Equity	19,527,010	(48,366,137)	(28,839,127)	210,991,733
US Equity	16,919,702	(27,545,292)	(10,625,590)	132,197,982
Short-Term	3,060	(7,383)	(4,323)	242,160,508

6.  Federal Tax Information

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

Notes to Financial Statements (unaudited)
June 30, 2009

7.  Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2009 were as follows:

Description	Face Value
Multi-Asset Fund
JP Morgan Chase & Co., (1.90%), dated 06/09/09, to be repurchased on 12/31/50(a)	$43,268,250
JP Morgan Chase & Co., 0.35%, dated 06/23/09, to be repurchased on 07/01/09 at $41,688,242	41,685,000
Total reverse repurchase agreements	$84,953,250
Average balance outstanding	$68,734,010
Average interest rate	0.15%
(a)	Reverse repurchase agreement interest rate resets every one to three days. The Fund may terminate the agreement at any time without penalty. Interest rate disclosed is as of June 30, 2009.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8.  Capital Share Transactions

The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund’s shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security

Notes to Financial Statements (unaudited)
June 30, 2009

to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

10.  Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

11.  Fundamental Members

The schedule below shows the number of members each owning 25% or more of a fund and the total percentage of the fund held by such members as of June 30, 2009.

Fund	Number		% of Fund Held
International Equity	1	(a)	53
(a)	A Director of the Fund serves as an officer of this member.

From time to time, a fund may have members that hold significant portions of the respective fund’s outstanding shares. Investment activities of such members could have a material impact on those funds.

12.  Indemnifications

In the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements (unaudited)
June 30, 2009

13.  Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events,” adopted by the funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the funds’ financial statements through August 26, 2009. Management has determined that there are no material events that would require recognition or disclosure in the fund’s financial statements.

Additional Information (unaudited)
June 30, 2009

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

During an in-person meeting held on June 16-17, 2009, the directors, including all of the directors who are not “interested persons” of TIP (the “independent directors”), as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), evaluated the renewal of the Advisory Agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (as the advisor), as well as the Money Manager Agreements between each of TIFF Multi-Asset Fund, TIFF International Equity Fund, and TIFF US Equity Fund and the money managers (as sub-advisors). The Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “advisory agreements.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the independent directors reviewed separately in executive sessions with their independent counsel. The materials provided included information regarding personnel and services, investment strategies, certain portfolio holdings, portfolio management, fees and expenses, and performance. Information about brokerage practices was also supplied, including allocation methodology, best execution, commission rates, and commission recapture or soft dollar programs. Extensive information with respect to compliance and administration was supplied such as information on the compliance program, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such program, chief compliance officer background, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from counsel for the independent directors setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the advisory agreements; (2) responses by TAS and each money manager to questionnaires prepared by counsel for the independent directors requesting information necessary for the directors’ evaluation of the advisory agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each fund to the performance of its applicable benchmark(s) and peer groups, and comparing each fund’s advisory fees and expenses to those of its peer groups; (4) information from TAS regarding the fees charged by TAS to each fund; (5) Money Manager Profiles detailing the individual portfolio managers and fee schedule for each money manager; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2008; and (7) financial statements of TAS.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. It noted that information is received at regular meetings throughout the year related to the services rendered by TAS and the money managers as well as the funds’ performance, expense and compliance information. It also noted information received between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Board’s knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the particular universe of asset types available to the manager, its trading acumen, and performance tendencies in various market cycles. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with the fund because none of the money managers was affiliated with TAS or any TIP fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

Results of Review of Advisory Agreements

After hearing responses from TAS to questions from the Board and further discussion, the Board voted on June 17, 2009 to re-approve the advisory agreements, except with respect to Smith Breeden Associates, Inc. (“Smith Breeden”). In the case of Smith Breeden, a new form of advisory agreement was approved in lieu of re-approving the existing advisory agreement, as described below. The Board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager towards the overall performance of the relevant fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

organization and experience of TAS and each of the money managers. Prior to a vote being taken to re-approve the advisory agreements, the independent directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the independent directors were advised by their independent legal counsel. The independent directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The independent directors concluded that the advisory agreements were reasonable, fair, and in the best interests of the funds and their members, and that the fees provided in such agreements were fair and reasonable. In reaching its conclusion to re-approve the advisory agreements, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the funds’ performance was acceptable and that the funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz LP S&P 500 Index
Brookfield Redding LLC MSCI US REIT Index
Marathon Asset Management, LLP MSCI All Country World Index
Mondrian Investment Partners Limited MSCI All Country World Index
Shapiro Capital Management LLC Russell 2000 Index
Smith Breeden Associates, Inc. Weighted average of the Citigroup 10-year Treasury Index (33%) and the 10-year US Treasury Inflation Protection Security (67%) *
Wellington Management Company, LLP (“Wellington Management”) Resource-Related Sectors of the MSCI World Index
Westport Asset Management, Inc. Russell 2000 Index

* Note: effective July 1, 2009, the benchmark for Smith Breeden’s portfolio became the Barclays Capital US Government Inflation Linked Bonds Index.

The Board reviewed Multi-Asset Fund’s performance against its benchmarks (the Multi-Asset Fund (“MAF”) Constructed Benchmark, based on the normal allocation to each asset class, and CPI + 5% per annum), and two peer groups. The first peer group consisted of retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”), and the second peer group consisted of the fund and nine global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”). The Board considered TAS’s implementation of the fund’s investment strategy across multiple asset classes and money managers. The fund’s returns exceeded the MAF Constructed Benchmark for the annualized trailing one-, three-, five-, ten-year and since-inception periods ending March 31, 2009. However, the fund was significantly behind the CPI + 5% benchmark for the one-, three-, five-, and ten-year periods ending March 31, 2009, and behind, but less so, for the since-inception period ending March 31, 2009. The fund’s returns exceeded the average of the Lipper MAF peer universe and the Lipper MAF peer group for all of the periods provided by Lipper (one-, three-, five- and ten-year periods ended March 31, 2009).

The Board also reviewed the fees and expenses of Multi-Asset Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (“MAF expense group 1”), consisted of the fund and nine global flexible portfolio funds as classified by Lipper; the second expense group (“MAF expense group 2”) consisted of the fund and two other global flexible fund-of-funds. The Board noted that the actual advisory fee of the fund was well below both the expense group median and expense group average for both the MAF expense group 1 and the MAF expense group 2.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

The total expenses of the fund excluding the underlying fund expenses were also well below the MAF expense group median and expense group average for both the MAF expense group 1 and the MAF expense group 2. Total expenses including the underlying fund expenses of the fund exceeded slightly the median and the average of the MAF expense group 1, but were less than the average of MAF expense group 2 and were equal with the median of MAF expense group 2.

The Board noted that TAS’s fee schedule and the fee schedules of two money managers included breakpoints that could enable the fund to benefit from economies of scale. Certain other money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of shareholders. One money manager’s fee schedule included both breakpoint and performance-based fees.

With respect to one of the money managers, Smith Breeden, the Board considered and approved a new advisory agreement in lieu of re-approving the existing agreement, as discussed below. The primary purpose for approving a new agreement for Smith Breeden was to approve a change in Smith Breeden’s performance benchmark. In addition, certain updating changes were included in the new agreement. The Board also considered and approved an amendment to the existing advisory agreement with Wellington Management, as discussed below.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Marathon Asset Management, LLP MSCI All Country World ex US Index
Mondrian Investment Partners Limited MSCI All Country World ex US Index

The Board reviewed International Equity Fund’s performance against its benchmark (MSCI All Country World ex US Index), and two peer groups. The first peer group consisted of all retail and institutional international multi-cap value funds as classified by Lipper (the “Lipper IEF peer universe”), and the second peer group consisted of the fund and eight other international multi-cap value funds, as classified by Lipper (the “Lipper IEF peer group”). The Board considered TAS’s implementation of the fund’s investment strategy across multiple money managers. As of March 31, 2009, the fund was ahead of its benchmark for the one-, three-, five-, and ten-year and since-inception periods. The fund’s return exceeded the average of the Lipper IEF peer universe and the Lipper IEF peer group for all periods provided by Lipper (one-, three-, five-, and ten-year periods ended March 31, 2009).

The Board reviewed the fees and expenses of International Equity Fund against two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group consisted of the fund and nine other international multi-cap value funds as classified by Lipper (“IEF expense group 1”), and the second expense group consisted of the fund, one other international multi-cap value fund and one international small/mid-cap core fund as classified by Lipper (“IEF expense group 2”). The Board noted that the actual advisory fee of the fund was well below the expense group average and median for IEF expense group 1 and was below the expense group average and at the median for IEF expense group 2. The total expenses of the fund excluding the underlying fund expenses were well below the IEF expense group median and expense group average for both the IEF expense group 1 and IEF expense group 2; however, the total expenses including the underlying fund expenses of the fund exceeded the median and the average of the IEF expense group for both the IEF expense group 1 and IEF expense group 2.

The Board noted that TAS’s fee schedule and the fee schedule of one money manager included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow. The other money manager received performance-based fees, which the Board felt appropriately aligned the money manager’s interests with those of shareholders.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz LP S&P 500 Index
Shapiro Capital Management LLC Russell 2000 Index
Westport Asset Management, Inc. Russell 2000 Index

The Board reviewed US Equity Fund’s performance against its benchmark (Dow Jones Wilshire 5000 Composite Index), and two peer groups. The first peer group consisted of all retail and institutional multi-cap core funds as classified by Lipper (the “Lipper USEF peer universe”), and the second peer group consisted of the fund and 12 other multi-cap core funds as classified

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

by Lipper (the “Lipper USEF peer group”). The Board considered TAS’s implementation of the fund’s investment strategy across multiple money managers. As of March 31, 2009, the fund was ahead of its benchmark for the one-, three-, five-, and ten-year and since-inception periods. The fund’s return exceeded the average of the Lipper USEF peer universe and the Lipper USEF peer group for the one-, three-, and five-year periods ended March 31, 2009; however, for the ten-year period ended March 31, 2009, the fund was ahead of the average of the Lipper USEF peer universe, but lagged the average of the Lipper USEF peer group. The Board also considered information from TAS concerning its evaluation of the money managers’ investment processes and performance.

The Board reviewed the fees and expenses of US Equity Fund against two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (the “USEF expense group 1”) consisted of the fund and 12 other multi-cap core funds as classified by Lipper, and the second expense group (the “USEF expense group 2”) consisted of the fund, one real estate fund and one flexible portfolio fund as classified by Lipper. The Board noted that the actual advisory fee of the fund was well below both the expense group median and expense group average for both the USEF expense group 1 and USEF expense group 2. The total expenses of the fund excluding the underlying fund expenses were well below the expense group median and expense group average for both the USEF expense group 1 and USEF expense group 2; however, the total expenses including the underlying fund expenses of the fund exceeded slightly the median and the average of the USEF expense group 1 but were well below the average and median of USEF expense group 2.

The Board noted that TAS’s fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow. The money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of shareholders.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed Short-Term Fund’s performance against its benchmarks (Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two peer groups. The first peer group consisted of all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”), and the second peer group consisted of the fund and six other ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”). The Board considered TAS’s internal management of the fund since 2004. The fund slightly underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, ten-year, and since-inception periods ended March 31, 2009, and slightly outperformed the same Index less 50 basis points per annum for the same periods. These results were consistent with the Board’s expectations of the fund’s performance relative to each benchmark. The fund’s returns exceeded the average of the Lipper STF peer universe and the Lipper STF peer group for all periods provided by Lipper (one-, three-, five-, and ten-year periods ended March 31, 2009).

The Board reviewed the fees and expenses of Short-Term Fund against the funds within the Lipper STF peer group (the “STF expense group”), noting that the actual advisory fee and total expenses of the fund were well below both the STF expense group median and STF expense group average. The Board noted that TAS’s fee schedule included breakpoints that could enable the fund to benefit from economies of scale should fund assets grow.

Approval of New Advisory Agreements and Amendment to Advisory Agreement

During the in-person meeting held on June 16-17, 2009, the Board also evaluated and approved new Money Manager Agreements for Multi-Asset Fund with new money manager Southeastern Asset Management, Inc. (“Southeastern”), effective June 18, 2009, and with existing money manager Smith Breeden, effective July 1, 2009. These Money Manager Agreements are referred to herein as “advisory agreement(s).” The independent directors also approved an amendment to the advisory agreement with Wellington Management, effective June 25, 2009.

Southeastern

TAS recommended to the Board that Southeastern be added as a money manager of Multi-Asset Fund. It was noted that TAS expected to allocate two investment mandates to Southeastern, a global equity mandate and a Japan equity mandate. In considering the advisory agreement with Southeastern for Multi-Asset Fund, the Board requested and considered a wide range of information from TAS and Southeastern in advance of the meeting. The Board considered information regarding Southeastern’s personnel and services, investment strategies and philosophies, portfolio management, fees and expenses, and performance. Information about brokerage practices was also provided, including allocation methodology, best execution, commission rates, and commission recapture or soft dollar programs. It was noted that Southeastern had no soft dollar arrangements in place. In addition, the Board considered extensive information with respect to compliance and administration at Southeastern, including code of ethics and business continuity procedures, as well as information concerning any material violations of the compliance program, the background of Southeastern’s chief compliance officer, and disclosure about regulatory

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

examinations or other inquiries and litigation proceedings affecting Southeastern. The Board also considered a memorandum from counsel for the independent directors setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of advisory agreements; Southeastern’s responses to a questionnaire prepared by counsel to the independent directors requesting information necessary for the directors’ evaluation of the advisory agreement; and information detailing the individual portfolio managers at Southeastern and Southeastern’s fee schedules.

The Board considered a number of additional factors in evaluating the advisory agreement with Southeastern on behalf of Multi-Asset Fund. The Board considered information describing the addition of Southeastern to Multi-Asset Fund; the advisory services Southeastern will provide to Multi-Asset Fund; the potential benefits of including Southeastern as a money manager to Multi-Asset Fund; and other information deemed relevant. The potential benefits of adding Southeastern as a money manager of Multi-Asset Fund were identified as: (i) concentrated investment philosophy and disciplined security selection process; (ii) active management style; (iii) staff expertise in global investing; (iv) culture of ownership and upstanding ethics; and (v) attractive historical long term returns. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the advisory agreement with Southeastern. The Board did not specifically consider the profitability of Southeastern expected to result from its relationship with Multi-Asset Fund because Southeastern is not affiliated with TAS or TIP except by virtue of serving as a money manager, and the fees to be paid to Southeastern were negotiated on an arm’s-length basis in a competitive marketplace.

The Board based its evaluation on the material factors presented to it at this meeting and discussed above, including: (i) the terms of the agreement; (ii) the reasonableness of the money manager’s fee in light of the nature and quality of the services to be provided and any additional benefits to be received by Southeastern in connection with providing services to Multi-Asset Fund; (iii) the nature, quality, and extent of the services expected to be performed by Southeastern; (iv) the overall organization and experience of Southeastern; and (v) the nature and expected effects of adding Southeastern as a money manager of Multi-Asset Fund. The Board noted in particular that Southeastern’s performance history was mixed, outperforming the S&P 500 Index over long-term and short-term periods while underperforming over medium-term periods, and concluded that, overall, the performance history was satisfactory. In addition, the Board noted the asset-based fee schedules for both the global equity and Japan equity mandates and the breakpoints included in the Japan equity mandate fee schedule. Although the fee schedule for the global equity mandate did not include breakpoints, it was consistent with Southeastern’s published standard fee schedule for similarly-sized global equity accounts. In arriving at its decision to approve the advisory agreement with Southeastern, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations.

After carefully considering the information summarized above and all factors deemed to be relevant, the Board, including the independent directors, unanimously voted to approve the advisory agreement with Southeastern for Multi-Asset Fund. Prior to a vote being taken, the independent directors met separately in executive session to discuss the appropriateness of the agreement and other considerations. In their deliberations with respect to these matters, the independent directors were advised by their independent legal counsel. The independent directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of the investment advisory contracts. The Board, including the independent directors, concluded that the advisory agreement with Southeastern was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fee provided in such agreement was fair and reasonable. In the Board’s view, approving the advisory agreement with Southeastern was desirable and in the best interests of Multi-Asset Fund and its members.

Smith Breeden

The new advisory agreement with Smith Breeden revises the performance benchmark for purposes of determining excess returns under the performance fee formula applicable to Smith Breeden and updates certain other contractual provisions in accordance with TIP’s standard form of money manager agreement. The new advisory agreement does not alter the fee formula applicable to Smith Breeden, other than the performance benchmark. In considering the new advisory agreement with Smith Breeden in connection with their annual review of TIP’s advisory agreements and fees (the “Annual Review”), the Board requested and considered a wide range of information of the type they regularly consider when determining whether to continue such advisory agreements as in effect from year to year. A discussion of the Board's consideration of the existing advisory agreements at the June 2009 meeting is included above.

In approving the new advisory agreement with Smith Breeden at the June 16-17, 2009 meeting, the Board considered the information provided and the factors to be considered in connection with the review of the advisory agreement at the Annual Review, as well as such other information as the Board considered appropriate. The Board noted that the proposed change to

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

Smith Breeden’s performance benchmark had been recommended by TAS and coincided with changes to the MAF Constructed Benchmark scheduled to go into effect on July 1, 2009, increasing the MAF Constructed Benchmark’s normal weight to Treasury inflation protection bonds.

In evaluating the new advisory agreement with Smith Breeden at the June 16-17, 2009 meeting, the Board considered a number of additional factors. The Board based its evaluation on the material factors presented to it at this meeting and discussed above, including: (i) the terms of the new advisory agreement; (ii) the reasonableness of the money manager’s fees in light of the nature and quality of the money manager services provided by Smith Breeden and any additional benefits received by Smith Breeden in connection with providing services to Multi-Asset Fund; (iii) the nature, quality, and extent of the services performed by Smith Breeden; (iv) the overall organization and experience of Smith Breeden; and (v) the nature and expected effects of the new performance benchmark on Smith Breeden’s portfolio. The Board noted that the level of assets currently under management is not sufficient to take advantage of the breakpoints in the advisory fee schedule. In arriving at its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

After carefully considering the information summarized above and all factors deemed to be relevant, the Board, including the independent directors, unanimously voted to approve the new advisory agreement with Smith Breeden for Multi-Asset Fund. The previous advisory agreement with Smith Breeden terminated in accordance with its terms on June 30, 2009. Prior to a vote being taken to approve the new advisory agreement, the independent directors met separately in executive session to discuss the appropriateness of the agreement and other considerations. In their deliberations with respect to these matters, the independent directors were advised by their independent legal counsel. The independent directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Board, including the independent directors, concluded that the new advisory agreement with Smith Breeden was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in such agreement were fair and reasonable.

Wellington Management

At its meeting held on June 16-17, 2009, in connection with the Annual Review, the directors, including all of the independent directors, approved continuance of the existing advisory agreement with Wellington Management, as described above. In addition, TAS recommended, and the Board approved, Amendment No. 3 to the advisory agreement (“Amendment No. 3”) in connection with a planned allocation to Wellington Management of additional Multi-Asset Fund assets to be managed in accordance with a high yield bond mandate. An amendment to the advisory agreement was necessary prior to funding the new high yield bond mandate to add a fee schedule to the agreement with respect to such assets. The amendment also updates certain other contractual provisions in accordance with TIP’s standard form of money manager agreement.

In considering Amendment No. 3, the Board requested and considered a wide range of information of the type they regularly consider when determining whether to continue a fund's money manager agreement as in effect from year to year. In approving Amendment No. 3, the Board considered the information provided and the factors to be considered in connection with the review of the advisory agreement at the Annual Review, as well as such other information as the Board considered appropriate. The Board noted that Amendment No. 3 had been recommended by TAS and coincided with changes to the MAF Constructed Benchmark scheduled to go into effect on July 1, 2009, increasing the MAF Constructed Benchmark’s normal weight to high yield bonds.

In evaluating Amendment No. 3 at the June 16-17, 2009 meeting, the Board considered a number of additional factors, including information regarding Wellington Management’s (i) approach to high yield bond investing; (ii) staff expertise in high yield bond investing; and (iii) benchmark performance and core high yield composite investment returns. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services currently being provided, and expected to be provided with respect to the high yield bond mandate, by Wellington Management.

The Board based its evaluation on the material factors presented to it at the meeting and discussed above, including: (i) the terms of the agreement, including Amendment No. 3; (ii) the reasonableness of the money manager’s fees in light of the nature and quality of the money manager services provided and to be provided by Wellington Management and any additional benefits received or to be received by Wellington Management in connection with providing services to Multi-Asset Fund; (iii) the nature, quality, and extent of the services performed and to be performed by Wellington Management; (iv) the overall organization and experience of Wellington Management; and (v) the nature and expected effects on Multi-Asset Fund of adding the high yield bond mandate. The Board noted that Wellington Management’s core high yield bond composite performance history was favorable versus a custom benchmark. It also noted the asset-based fee schedule with respect to the high yield bond mandate,

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2009

as set forth in Amendment No. 3, included breakpoints. In arriving at its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations.

After carefully considering the information summarized above and other factors deemed to be relevant, the Board, including the independent directors, unanimously voted to approve Amendment No. 3 for Multi-Asset Fund. Prior to a vote being taken to approve Amendment No.3 for Multi-Asset Fund, the independent directors met separately in executive session to discuss the appropriateness of the amendment and other considerations. In their deliberations with respect to these matters, the independent directors were advised by their independent legal counsel. The independent directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Board, including the independent directors, concluded that Amendment No. 3 was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in such amended fee schedule were fair and reasonable.

Directors and Principal Officers (unaudited)

The board of directors of TIP comprises experienced institutional investors, including the chief investment officers of leading endowments and foundations. Among responsibilities of the board of directors are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director services the fund until his or her termination; or until the director’s retirement, resignation, or death; or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available by calling 800-984-0084. This information is also available upon request without charge on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

Suzanne Brenner
Born 1958 Director since July 2003 4 funds overseen	Principal Occupation(s) During the Past Five Years: Chief Investment Officer, The Metropolitan Museum of Art (2007 – present) (Deputy CIO and Associate Treasurer prior thereto). Other Directorships: 100 Women in Hedge Funds.
Sheryl L. Johns
Born 1956 Director since April 1996 4 funds overseen	Principal Occupation(s) During the Past Five Years: Executive Vice President, Houston Endowment Inc., a private foundation. Other Directorships: TIFF Education Foundation.
William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 4 funds overseen	Principal Occupation(s) During the Past Five Years: Chair of The Janus Funds (2008 – present). Formerly Executive Vice President and Chief Operating Officer, Rockefeller Brothers Fund, a private foundation (1998 – 2006). Other Directorships: The Janus Funds, FB Heron Foundation, Association.

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc. (2004 – present). President and CEO, TIFF Investment Program, Inc. (2003 – present). Directorships: TIFF Advisory Services, Inc.
Tina M. Leiter
Born 1966 Secretary since June 2003	Principal Occupation(s) During the Past Five Years: Deputy Compliance Officer (2008 – present), Secretary (2004 – present), Chief Compliance Officer (2004 – 2008), TIFF Advisory Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc. (2006 – present). Partner, Crane, Tonelli, Rosenberg & Co., LLP, public accounting firm (1998 – 2006).

Directors and Principal Officers (unaudited)

Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc. (2006 – present).
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006	Principal Occupation(s) During the Past Five Years:
Vice President/General Counsel, TIFF Advisory Services, Inc. (2005 – present).
Executive Vice President/General Counsel,
Delaware Investments (2003 – 2005).
David A. Salem
Born 1956 Vice President and CIO since December 2002 (President prior thereto)	Principal Occupation(s) During the Past Five Years:
President/Chief Investment Officer,
TIFF Advisory Services, Inc. (1993 – present) (CEO 1993 – 2004). Directorships: TIFF Advisory Services, Inc., TIFF Education Foundation.
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years:
Vice President/Chief Compliance Officer,
TIFF Advisory Services, Inc. (2008 – present).
Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005 – 2008).
Associate, Ballard Spahr Andrews & Ingersoll, LLP (1997 – 2005).

TIFF Investment Program

ADVISOR
TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone    610-684-8000
fax        610-684-8080

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

MONEY MANAGERS AND CIV MANAGERS

TIFF Multi-Asset Fund
Aronson + Johnson + Ortiz LP
Brookfield Redding, LLC
Canyon Capital Advisors LLC (CIV)
Convexity Capital Management LP (CIV)
Farallon Capital Management, LLC (CIV)
Joho Capital, LLC (CIV)
Lansdowne Partners Limited (CIV)
Lone Pine Capital LLC (CIV)
Marathon Asset Management, LLP
Maverick Capital, Ltd. (CIV)
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (CIV)
Regiment Capital Management, LLC (CIV)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (CIV)
Smith Breeden Associates, Inc.
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC (CIV)
Wellington Management Company, LLP
Westport Asset Management, Inc.

TIFF International Equity Fund
Convexity Capital Management LP (CIV)
Lansdowne Partners Limited (CIV)
Lone Pine Capital LLC (CIV)
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC (CIV)

TIFF US Equity Fund
Adage Capital Management, LP (CIV)
Aronson+Johnson+Ortiz LP
Shapiro Capital Management LLC
TIFF Advisory Services, Inc.
Westport Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not Applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not Applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not Applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the“Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not Applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.
By (Signature and Title)	/s/ Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/26/2009

By (Signature and Title)	Dawn I. Lezon Dawn I. Lezon Treasurer and Chief Financial Officer
Date	8/26/2009